As filed with the Securities and Exchange Commission on November 24, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 – September 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
September 30, 2021
(Unaudited)

Absolute Strategies Fund, Absolute Funds, and Absolute Investment Advisers are registered service marks. Other marks referred to herein are the trademarks, service marks or registered trademarks of their respective owners.

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2021
3
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for futures contracts, purchased options and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call options written represent 10.6%  of net assets.
See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
26.8%
Asset Backed Obligations
0.5%
Investment Companies
46.5%
Money Market Fund
13.2%
Purchased Options
2.0%
Written Options
(0.4)%
Other Assets & Liabilities, Net * 11.4%
100.0%

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021
4
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 26.8%
Communication Services - 1.2%
8,750 Comcast Corp., Class A $ 489,388
Consumer Discretionary - 2.6%
300 Graham Holdings Co., Class B 176,748
2,200 Starbucks Corp. 242,682
2,500 The TJX Cos., Inc. 164,950
9,750 Unilever PLC, ADR 528,645
1,113,025
Consumer Staples - 1.0%
4,900 Ingredion, Inc. 436,149
Energy - 2.0%
15,750 Enbridge, Inc. 626,850
3,000 EOG Resources, Inc. 240,810
867,660
Financials - 6.7%
600 Alleghany Corp.
(a)
374,646
4,100 Berkshire Hathaway, Inc., Class B
(a)
1,119,054
800 Jones Lang LaSalle, Inc.
(a)
198,472
12,250 Loews Corp. 660,642
3,300 The Travelers Cos., Inc. 501,633
2,854,447
Health Care - 2.8%
2,250 Medtronic PLC 282,038
11,250 Pfizer, Inc. 483,862
425 UnitedHealth Group, Inc. 166,065
19,106 Viatris, Inc. 258,886
1,190,851
Industrials - 0.2%
6,000 Mueller Water Products, Inc., Class A 91,320
Information Technology - 2.5%
5,000 Cerner Corp. 352,600
7,500 Cisco Systems, Inc./Delaware 408,225
2,500 Guidewire Software, Inc.
(a)
297,175
1,058,000
Materials - 5.5%
8,250 Agnico Eagle Mines, Ltd. 427,762
23,500 Barrick Gold Corp. 424,175
9,500 Corteva, Inc. 399,760
8,000 DuPont de Nemours, Inc. 543,920
9,250 Kirkland Lake Gold, Ltd. 384,708
6,500 Pan American Silver Corp. 151,255
2,331,580
Real Estate - 1.1%
18,000 Equity Commonwealth REIT 467,640
Utilities - 1.2%
7,000 Dominion Energy, Inc. 511,140
Total Common Stock (Cost $8,501,982) 11,411,200
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.5%
$ 31,176 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
2.97% 03/25/36 27,751
16,170 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
2.82  03/25/36 14,722
10,593 Banc of America Funding Corp., Series 2006-E 2A1
(b)
2.65  06/20/36 10,334
17,041 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.08  07/20/47 17,773
35,849 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 36,326
13,230 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 13,223
11,854 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 11,321
15,707 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
3.40  09/25/47 14,670
31,663 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.11  09/25/36 25,474
8,932 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
2.97  04/25/37 8,344

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021
5
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.5%
$ 17,117 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.07% 04/25/47 $ 10,848
Total Asset Backed Obligations (Cost $130,170) 190,786
Shares Security Description Value
Investment Companies - 46.5%
1,077,126 Absolute Capital Opportunities Fund
(c)
11,029,770
767,776 Absolute Convertible Arbitrage Fund
(a)(c)
8,791,039
Total Investment Companies (Cost $18,626,168) 19,820,809
Shares Security Description Value
Money Market Fund - 13.2%
5,642,351 First American Treasury Obligations Fund, Class X, 0.01%
(d)(e)
(Cost $5,642,351) 5,642,351
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 2.0%
Call Options Purchased - 0.1%
250 Invesco QQQ Trust ETF $ 365.00 10/21 $ 9,125,000 47,500
250 iShares Russell 2000 ETF 245.00 10/21 6,125,000 1,250
500 SPDR S&P 500 ETF Trust 450.00 10/21 22,500,000 11,500
Total Call Options Purchased (Premiums Paid $145,283) 60,250
Put Options Purchased - 1.9%
400 ARK Innovation ETF 110.00 11/21 3,499,600 250,800
1,000 iShares iBoxx High Yield Corporate Bond ETF 85.00 12/21 42,914,000 81,000
500 SPDR S&P 500 ETF Trust 420.00 11/21 21,457,000 460,750
Total Put Options Purchased (Premiums Paid $560,444) 792,550
Total Purchased Options (Premiums Paid $705,727) 852,800
Investments, at value - 89.0% (Cost $33,606,398) $ 37,917,946
Total Written Options - (0.4)% (Premiums Received $(100,983)) (189,750)
Other Assets & Liabilities, Net - 11.4% 4,889,773
Net Assets - 100.0% $ 42,617,969

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN
September 30, 2021
6
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.4)%
Put Options Written - (0.4)%
(500) SPDR S&P 500 ETF Trust
(Premiums Received $(100,983)) $ 390.00 11/21 $ 19,500,000 $ (189,750)
Total Written Options - (0.4)% (Premiums Received $(100,983)) $ (189,750)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
September 30, 2021
7
Absolute Funds
See Notes to Financial Statements.
At September 30, 2021 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At September 30, 2021, the value of investments in affiliated companies was $19,820,809 representing 46.51% of net assets, and the total cost was $18,626,168. Net realized gain was $865,349 and investment income was $0.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2021.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
(e) All or a portion of this security is held as collateral for written options.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(20) NASDAQ 100 E-mini Future 12/17/21 $ (5,923,265) $ (5,873,000) $ 50,265
(80) S&P 500 E-mini Future 12/17/21 (17,692,460) (17,191,000) 501,460
$ (23,615,725) $ (23,064,000) $ 551,725
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
9/30/2021
Realized
Gain
Investment
Income
Shares 1,602,172 – (525,046) – 1,077,126
Cost $ 16,436,136 $ – $ (5,648,128) $ – $ 10,788,008 $ 1,013,478 $ –
Value 17,031,091 – – (353,193) 11,029,770
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
9/30/2021
Realized
Gain
Investment
Income
Shares 1,647,945 – (880,169) – 767,776
Cost $ 16,824,683 $ – $ (8,986,523) $ – $ 7,838,160 $ (148,129) $ –
Value 18,687,696 – – (910,134) 8,791,039
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 489,388 $ – $ – $ 489,388
Consumer Discretionary 1,113,025 – – 1,113,025
Consumer Staples 436,149 – – 436,149
Energy 867,660 – – 867,660
Financials 2,854,447 – – 2,854,447
Health Care 1,190,851 – – 1,190,851
Industrials 91,320 – – 91,320
Information Technology 1,058,000 – – 1,058,000
Materials 2,331,580 – – 2,331,580
Real Estate 467,640 – – 467,640
Utilities 511,140 – – 511,140
Asset Backed Obligations – 190,786 – 190,786

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN
September 30, 2021
8
Absolute Funds
See Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
Level 1 Level 2 Level 3 Total
Investment Companies $ 19,820,809 $ – $ – $ 19,820,809
Money Market Fund – 5,642,351 – 5,642,351
Purchased Options 311,050 541,750 – 852,800
Investments at Value $ 31,543,059 $ 6,374,887 $ – $ 37,917,946
Other Financial Instruments*
Futures 551,725 – – 551,725
Total Other Financial Instruments* $ 551,725 $ – $ – $ 551,725
Total Assets $ 32,094,784 $ 6,374,887 $ – $ 38,469,671
Liabilities
Other Financial Instruments*
Written Options – (189,750) – (189,750)
Total Other Financial Instruments* $ – $ (189,750) $ – $ (189,750)
Total Liabilities $ – $ (189,750) $ – $ (189,750)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PORTFOLIO HOLDINGS SUMMARY
September 30, 2021
9
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for call and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call and put options written represent 0.5 % of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
52.8%
Money Market Fund
45.2%
Purchased Options
3.7%
Written Options
(2.2)%
Other Assets & Liabilities, Net * 0.5%
100.0%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021
10
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 52.8%
Communication Services - 9.5%
860 Alphabet, Inc., Class A
(a)
$ 2,299,227
645 Alphabet, Inc., Class C
(a)(b)
1,719,125
1,686 Charter Communications, Inc., Class A
(a)
1,226,666
20,815 Discovery, Inc., Class C
(a)(c)
505,180
11,751 Facebook, Inc., Class A
(a)(b)
3,988,172
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
419,860
11,171 Motorola Solutions, Inc.
(b)
2,595,247
12,753,477
Consumer Discretionary - 13.0%
947 Amazon.com, Inc.
(a)
3,110,933
674 Booking Holdings, Inc.
(a)
1,599,988
9,271 CarMax, Inc.
(a)
1,186,317
7,555 Expedia Group, Inc.
(a)
1,238,265
11,180 Fisker, Inc.
(a)
163,787
40,800 General Motors Co.
(a)(c)
2,150,568
55,330 Gildan Activewear, Inc.
(b)
2,020,098
16,109 Hasbro, Inc. 1,437,245
26,265 Las Vegas Sands Corp.
(a)(c)
961,299
9,121 Lowe's Cos., Inc.
(b)
1,850,286
3,901 Spark Networks SE, ADR
(a)
13,693
10,523 The Walt Disney Co.
(a)(b)
1,780,176
17,512,655
Consumer Staples - 2.4%
11,960 Coty, Inc., Class A
(a)
94,005
32,630 Philip Morris International, Inc.
(c)
3,092,998
3,187,003
Financials - 12.7%
16,460 American Express Co.
(b)
2,757,544
9,302 Aon PLC, Class A
(b)
2,658,233
15,075 Apollo Global Management, Inc. 928,469
7,454 Berkshire Hathaway, Inc., Class B
(a)(b)
2,034,495
25,716 Blackstone, Inc., Class A
(b)
2,991,799
5,852 Citigroup, Inc.
(b)
410,693
9,171 JPMorgan Chase & Co.
(b)
1,501,201
10,659 Northern Trust Corp. 1,149,147
19,185 The Charles Schwab Corp.
(b)
1,397,435
5,566 Visa, Inc., Class A 1,239,827
17,068,843
Health Care - 2.4%
11,284 Becton Dickinson and Co.
(b)
2,773,833
21,704 Covetrus, Inc.
(a)
393,710
3,167,543
Industrials - 3.5%
4,618 Keysight Technologies, Inc.
(a)(b)
758,691
2,666 Lockheed Martin Corp. 920,037
26,267 Quanta Services, Inc.
(b)
2,989,710
4,668,438
Information Technology - 9.3%
29,307 Apple, Inc.
(b)
4,146,940
3,862 Arista Networks, Inc.
(a)
1,327,138
6,656 Autodesk, Inc.
(a)
1,898,092
15,215 GoDaddy, Inc., Class A
(a)
1,060,486
5,427 salesforce.com, Inc.
(a)
1,471,911
9,995 Splunk, Inc.
(a)
1,446,376
16,471 SS&C Technologies Holdings, Inc. 1,143,088
12,494,031
Total Common Stock (Cost $48,753,970) 70,851,990
Shares Security Description Value
Money Market Fund - 45.2%
60,643,951 First American Treasury Obligations Fund, Class X, 0.01%
(d)(e)
(Cost $60,643,951) 60,643,951

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021
11
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 3.7%
Call Options Purchased - 1.4%
450 AT&T, Inc. $ 25.00 01/22 $ 1,125,000 $ 97,200
21 Becton Dickinson and Co. 230.00 01/22 483,000 45,990
56 Bristol-Myers Squibb Co. 60.00 01/22 336,000 15,736
64 Bristol-Myers Squibb Co. 45.00 01/22 288,000 93,600
87 CVS Health Corp. 57.50 01/22 500,250 243,818
547 CVS Health Corp. 105.00 06/22 5,743,500 72,751
33 EOG Resources, Inc. 89.00 10/21 293,700 1,501
66 EOG Resources, Inc. 99.00 01/22 653,400 13,035
62 Merck & Co., Inc. 92.50 01/22 573,500 3,720
113 Mondelez International, Inc. 50.00 01/23 565,000 115,825
103 Morgan Stanley 60.00 01/23 618,000 396,550
72 Occidental Petroleum Corp. 30.00 01/22 216,000 29,160
123 Philip Morris International, Inc. 75.00 01/22 922,500 260,760
209 Philip Morris International, Inc. 120.00 06/22 2,508,000 19,855
60 Pioneer Natural Resources Co. 195.00 12/21 1,170,000 15,000
7,995 SPDR S&P 500 ETF Trust 460.00 10/21 367,770,000 23,985
155 The Coca-Cola Co. 45.00 01/23 697,500 139,655
32 United Parcel Service, Inc. 155.00 01/22 496,000 93,680
161 ViacomCBS, Inc. 35.00 03/22 563,500 104,247
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 70,553
Total Call Options Purchased (Premiums Paid $1,829,228) 1,856,621
Put Options Purchased - 2.3%
3,998 SPDR S&P 500 ETF Trust
(Premiums Paid $1,811,976) 435.00 10/21 171,570,172 3,124,437
Total Purchased Options (Premiums Paid $3,641,204) 4,981,058
Investments, at value - 101.7% (Cost $113,039,125) $ 136,476,999
Total Written Options - (2.2)% (Premiums Received $(4,345,528)) (3,011,048)
Other Assets & Liabilities, Net - 0.5% 787,134
Net Assets - 100.0% $ 134,253,085

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
September 30, 2021
12
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.2)%
Call Options Written - (0.8)%
(4) Alphabet, Inc. $ 2,700.00 01/22 $ 1,066,124 $ (56,680)
(50) American Express Co. 170.00 01/22 837,650 (47,375)
(28) Aon PLC 250.00 01/22 800,156 (115,220)
(65) Apple, Inc. 135.00 01/22 919,750 (82,875)
(13) Becton Dickinson and Co. 250.00 01/22 319,566 (13,260)
(20) Berkshire Hathaway, Inc. 270.00 01/22 545,880 (28,000)
(80) Blackstone, Inc. 100.00 01/22 930,720 (152,000)
(17) Citigroup, Inc. 75.00 01/22 119,306 (4,072)
(25) Facebook, Inc. 350.00 01/22 848,475 (45,875)
(157) Gildan Activewear, Inc. 40.00 12/21 573,207 (14,130)
(27) JPMorgan Chase & Co. 155.00 01/22 441,963 (38,340)
(13) Keysight Technologies, Inc. 155.00 01/22 213,577 (20,150)
(27) Lowe's Cos., Inc. 195.00 01/22 547,722 (43,335)
(30) Motorola Solutions, Inc. 220.00 01/22 696,960 (58,350)
(80) Quanta Services, Inc. 100.00 02/22 910,560 (142,400)
(2,398) SPDR S&P 500 ETF Trust 440.00 10/21 (102,907,772) (220,616)
(58) The Charles Schwab Corp. 75.00 01/22 422,472 (23,780)
(30) The Walt Disney Co. 175.00 01/22 507,510 (21,450)
(69) Walgreens Boots Alliance, Inc. 50.00 01/22 (324,645) (12,420)
Total Call Options Written (Premiums Received $(2,848,931)) (1,140,328)
Put Options Written - (1.4)%
(12) Alibaba Group Holding, Ltd. 210.00 01/22 252,000 (76,230)
(10) Alibaba Group Holding, Ltd. 150.00 01/23 150,000 (31,100)
(78) Comcast Corp. 57.50 01/23 448,500 (62,010)
(218) CVS Health Corp. 65.00 01/23 1,417,000 (70,850)
(87) Discovery, Inc. 35.00 12/21 304,500 (94,395)
(33) EOG Resources, Inc. 69.00 01/23 227,700 (33,412)
(122) General Motors Co. 75.00 01/22 915,000 (269,315)
(798) Invesco QQQ Trust ETF 355.00 11/21 28,329,000 (666,729)
(62) Las Vegas Sands Corp. 62.50 01/22 387,500 (160,890)
(53) Las Vegas Sands Corp. 35.00 01/23 185,500 (34,185)
(26) Merck & Co., Inc. 85.00 01/22 221,000 (20,800)
(97) Merck & Co., Inc. 65.00 01/22 630,500 (26,675)
(92) MGM Resorts International 45.00 01/22 414,000 (46,460)
(60) Philip Morris International, Inc. 80.00 01/23 480,000 (39,600)
(26) Pioneer Natural Resources Co. 150.00 01/22 390,000 (20,930)
(15) Pioneer Natural Resources Co. 150.00 01/23 225,000 (40,500)
(134) Verizon Communications, Inc. 60.00 01/22 804,000 (97,820)
(73) ViacomCBS, Inc. 40.00 01/22 292,000 (25,696)
(161) ViacomCBS, Inc. 27.00 01/23 434,700 (27,773)
(15) Zillow Group, Inc. 100.00 01/22 150,000 (25,350)
Total Put Options Written (Premiums Received $(1,496,597)) (1,870,720)
Total Written Options - (2.2)% (Premiums Received $(4,345,528)) $ (3,011,048)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
September 30, 2021
13
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30,
2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
(e) The Fund currently invests a portion of its assets in First American Treasury Obligations Fund. The Fund may redeem its investment from First American Treasury Obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of First American Treasury Obligations
Fund, Class X. The financial statements of First American Treasury Obligations Fund, including the portfolio of investments, can be found at Firs t American Treasury Obligations Fund’s website www.firstamericanfunds.com or the Securities and Exchange Commission’s
website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2021, the Fund’s net assets invested in First American Treasury Obligations Fund were 45.2%.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,753,477 $ – $ – $ 12,753,477
Consumer Discretionary 17,512,655 – – 17,512,655
Consumer Staples 3,187,003 – – 3,187,003
Financials 17,068,843 – – 17,068,843
Health Care 3,167,543 – – 3,167,543
Industrials 4,668,438 – – 4,668,438
Information Technology 12,494,031 – – 12,494,031
Money Market Fund – 60,643,951 – 60,643,951
Purchased Options 696,701 4,284,357 – 4,981,058
Investments at Value $ 71,548,691 $ 64,928,308 $ – $ 136,476,999
Total Assets $ 71,548,691 $ 64,928,308 $ – $ 136,476,999
Liabilities
Other Financial Instruments*
Written Options (1,031,947) (1,979,101) – (3,011,048)
Total Liabilities $ (1,031,947) $ (1,979,101) $ – $ (3,011,048)

Absolute Convertible Arbitrage Fund
Portfolio Holdings Summary
September 30, 2021
14
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short and futures represent 52.5% of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
94.3%
Corporate Non-Convertible Bond
0.4%
Money Market Fund
1.8%
Short Positions
Common Stock
(49.4)%
Other Assets & Liabilities, Net * 52.9%
100.0%

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2021
15
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions - 96.5%
Fixed Income Securities - 94.7%
Corporate Convertible Bonds - 94.3%
Communication Services - 8.2%
$ 1,000,000 FireEye, Inc.
(a)
1.63% 06/01/35 $ 1,003,812
1,372,000 FireEye, Inc.
(a)
0.88  06/01/24 1,465,467
3,750,000 Harmonic, Inc.
(a)
2.00  09/01/24 4,547,215
6,000,000 Infinera Corp. 2.50  03/01/27 7,965,000
4,000,000 InterDigital, Inc. 2.00  06/01/24 4,337,500
1,500,000 Liberty Media Corp.
(b)
0.50  12/01/50 1,804,500
3,000,000 Palo Alto Networks, Inc. 0.38  06/01/25 4,968,221
6,000,000 Q2 Holdings, Inc.
(a)
0.75  06/01/26 6,755,483
2,970,000 TechTarget, Inc.
(b)
0.13  12/15/25 3,940,512
661,000 Twitter, Inc. 0.25  06/15/24 833,942
2,500,000 Twitter, Inc.
(b)(c)
1.81  03/15/26 2,333,349
3,053,000 Vonage Holdings Corp. 1.75  06/01/24 3,568,316
43,523,317
Consumer Discretionary - 14.6%
3,000,000 Airbnb, Inc.
(b)(c)
0.00  03/15/26 2,955,000
5,000,000 Alarm.com Holdings, Inc.
(b)(c)
1.40 -
2.41  01/15/26 4,505,000
5,000,000 American Airlines Group, Inc.
(a)
6.50  07/01/25 7,665,966
1,000,000 American Eagle Outfitters, Inc.
(a)
3.75  04/15/25 3,071,900
250,000 Brookdale Senior Living, Inc.
(b)
2.00  10/15/26 265,312
2,670,000 Callaway Golf Co. 2.75  05/01/26 4,684,181
3,500,000 Chegg, Inc.
(c)
0.10  09/01/26 3,466,750
1,500,000 Eventbrite, Inc. 5.00  12/01/25 2,600,625
5,000,000 Eventbrite, Inc.
(b)
0.75  09/15/26 4,931,250
5,500,000 Fisker, Inc.
(b)
2.50  09/15/26 5,426,391
4,280,000 Fiverr International, Ltd.
(b)(c)
0.00  11/01/25 4,879,200
3,500,000 Groupon, Inc.
(b)
1.13  03/15/26 2,720,114
6,000,000 IMAX Corp.
(b)
0.50  04/01/26 5,890,828
4,000,000 LCI Industries
(b)
1.13  05/15/26 4,178,000
1,000,000 Penn National Gaming, Inc.
(a)
2.75  05/15/26 3,201,000
1,000,000 Royal Caribbean Cruises, Ltd. 4.25  06/15/23 1,410,000
1,000,000 Royal Caribbean Cruises, Ltd.
(b)
2.88  11/15/23 1,297,500
500,000 Spirit Airlines, Inc. 4.75  05/15/25 1,133,603
2,500,000 Spirit Airlines, Inc.
(a)
1.00  05/15/26 2,354,790
5,105,000 Stride, Inc. 1.13  09/01/27 5,097,853
500,000 The Beauty Health Co.
(b)
1.25  10/01/26 555,000
2,500,000 The RealReal, Inc.
(b)
1.00  03/01/28 2,068,750
3,000,000 Wayfair, Inc. 0.63  10/01/25 3,013,500
77,372,513
Consumer Staples - 1.4%
3,550,000 Flexion Therapeutics, Inc.
(a)
3.38  05/01/24 3,177,250
3,000,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 4,212,000
7,389,250
Energy - 2.2%
2,000,000 Enphase Energy, Inc.
(b)(c)
2.24 -
2.41  03/01/28 1,860,000
5,627,000 Helix Energy Solutions Group, Inc.
(a)
6.75  02/15/26 5,881,308
4,000,000 Oil States International, Inc.
(b)
4.75  04/01/26 3,922,500
11,663,808
Financials - 2.0%
2,842,000 Encore Capital Group, Inc.
(a)
3.25  10/01/25 3,967,104
1,500,000 Radius Global Infrastructure, Inc.
(b)
2.50  09/15/26 1,487,442
1,850,000 Realogy Group, LLC/Realogy Co.-Issuer Corp.
(b)
0.25  06/15/26 1,869,656
1,500,000 Redfin Corp.
(b)(c)
0.00  10/15/25 1,502,068
1,500,000 Repay Holdings Corp.
(b)(c)
0.80  02/01/26 1,455,938
10,282,208
Health Care - 20.3%
5,000,000 1Life Healthcare, Inc. 3.00  06/15/25 4,767,436
5,000,000 Accuray, Inc.
(b)
3.75  06/01/26 5,115,145
4,089,000 Allscripts Healthcare Solutions, Inc.
(a)
0.88  01/01/27 4,856,228
4,000,000 Alphatec Holdings, Inc.
(b)
0.75  08/01/26 3,890,000

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2021
16
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Health Care - 20.3% (continued)
$ 4,250,000 Bridgebio Pharma, Inc.
(b)
2.25% 02/01/29 $ 3,703,875
4,000,000 CONMED Corp.
(a)
2.63  02/01/24 6,202,500
4,500,000 CryoLife, Inc. 4.25  07/01/25 5,565,937
2,000,000 Cutera, Inc.
(b)
2.25  03/15/26 3,158,863
2,077,000 Exact Sciences Corp.
(a)
1.00  01/15/25 3,047,509
2,050,000 Glaukos Corp. 2.75  06/15/27 2,453,594
3,000,000 Gossamer Bio, Inc.
(a)
5.00  06/01/27 3,130,974
1,450,000 Health Catalyst, Inc. 2.50  04/15/25 2,542,575
2,000,000 Inotiv, Inc.
(b)
3.25  10/15/27 1,953,503
2,563,000 Insmed, Inc. 0.75  06/01/28 2,814,494
3,000,000 Invacare Corp.
(b)
4.25  03/15/26 2,544,438
3,000,000 Jazz Investments I, Ltd. 2.00  06/15/26 3,478,125
4,500,000 Kadmon Holdings, Inc.
(b)
3.63  02/15/27 6,567,902
5,000,000 MannKind Corp.
(b)
2.50  03/01/26 5,579,026
4,174,000 NuVasive, Inc. 0.38  03/15/25 4,040,954
4,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,325,000
5,300,000 PetIQ, Inc. 4.00  06/01/26 6,382,790
4,626,000 SmileDirectClub, Inc.
(b)(c)
1.95 -
8.31  02/01/26 3,288,843
4,500,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 3,788,997
1,750,000 Travere Therapeutics, Inc.
(a)
2.50  09/15/25 1,763,997
6,000,000 Varex Imaging Corp. 4.00  06/01/25 9,238,564
3,575,000 Zogenix, Inc.
(b)
2.75  10/01/27 3,424,691
107,625,960
Industrials - 13.3%
1,000,000 Bloom Energy Corp. 2.50  08/15/25 1,381,468
2,205,000 Chart Industries, Inc.
(b)
1.00  11/15/24 7,208,972
2,000,000 GoPro, Inc.
(b)
1.25  11/15/25 2,463,695
5,690,000 Granite Construction, Inc.
(a)
2.75  11/01/24 7,936,076
2,500,000 II-VI, Inc.
(a)
0.25  09/01/22 3,326,190
5,000,000 Itron, Inc.
(b)(c)
1.18  03/15/26 4,744,610
4,443,000 John Bean Technologies Corp.
(b)
0.25  05/15/26 4,720,688
2,508,000 Kaman Corp.
(a)
3.25  05/01/24 2,556,274
3,000,000 KBR, Inc.
(a)
2.50  11/01/23 4,822,500
4,200,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 5,149,465
6,000,000 SMART Global Holdings, Inc. 2.25  02/15/26 7,888,257
6,385,000 The Greenbrier Cos., Inc.
(b)
2.88  04/15/28 6,678,710
2,250,000 The Middleby Corp. 1.00  09/01/25 3,215,250
3,000,000 Veoneer, Inc. 4.00  06/01/24 4,807,500
2,747,000 Winnebago Industries, Inc. 1.50  04/01/25 3,651,642
70,551,297
Information Technology - 30.7%
3,892,000 Alteryx, Inc. 1.00  08/01/26 3,609,830
3,500,000 Bandwidth, Inc.
(b)
0.50  04/01/28 3,004,762
3,500,000 Bentley Systems, Inc.
(b)
0.38  07/01/27 3,544,450
1,000,000 BigCommerce Holdings, Inc.
(b)
0.25  10/01/26 1,013,034
3,000,000 Blackline, Inc.
(b)(c)
0.95  03/15/26 2,963,100
1,770,000 Box, Inc.
(b)(c)
0.00  01/15/26 2,010,776
3,500,000 Coupa Software, Inc. 0.38  06/15/26 3,795,312
3,000,000 Dropbox, Inc.
(b)(c)
0.06  03/01/26 3,148,591
1,522,000 Envestnet, Inc.
(a)
1.75  06/01/23 1,927,232
2,750,000 Envestnet, Inc.
(b)
0.75  08/15/25 2,796,060
2,000,000 Everbridge, Inc.
(a)
0.13  12/15/24 2,943,904
1,500,000 Evolent Health, Inc.
(a)
3.50  12/01/24 2,716,520
3,801,000 Evolent Health, Inc. 1.50  10/15/25 4,409,160
5,000,000 Fastly, Inc.
(b)(c)
2.11 -
3.67  03/15/26 4,231,250
6,000,000 Five9, Inc. 0.50  06/01/25 8,121,180
4,500,000 Guidewire Software, Inc.
(a)
1.25  03/15/25 5,419,688
2,850,000 Impinj, Inc.
(a)
2.00  12/15/26 5,211,795
2,500,000 Insight Enterprises, Inc.
(a)
0.75  02/15/25 3,510,761
500,000 Jamf Holding Corp.
(b)
0.13  09/01/26 522,813
2,500,000 Limelight Networks, Inc. 3.50  08/01/25 2,181,250
3,000,000 LivePerson, Inc.
(b)(c)
0.06  12/15/26 3,152,174

Absolute Convertible Arbitrage Fund
Schedule of Investments
September 30, 2021
17
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Information Technology - 30.7% (continued)
$ 4,000,000 Lumentum Holdings, Inc. 0.50% 12/15/26 $ 4,413,386
5,000,000 Magnite, Inc.
(b)
0.25  03/15/26 4,310,106
1,180,000 MicroStrategy, Inc.
(b)
0.75  12/15/25 1,912,381
1,500,000 MicroStrategy, Inc.
(b)(c)
5.83  02/15/27 1,111,772
1,950,000 Mitek Systems, Inc.
(b)
0.75  02/01/26 2,189,657
3,500,000 Model N, Inc. 2.63  06/01/25 4,388,662
3,000,000 MongoDB, Inc. 0.25  01/15/26 6,847,092
4,000,000 Nova, Ltd.
(b)(c)
0.00  10/15/25 5,802,000
2,000,000 PagerDuty, Inc. 1.25  07/01/25 2,551,250
5,000,000 Perficient, Inc. 1.25  08/01/25 11,350,608
2,705,000 Porch Group, Inc.
(b)
0.75  09/15/26 2,708,381
5,000,000 Progress Software Corp.
(b)
1.00  04/15/26 5,279,038
3,250,000 PROS Holdings, Inc. 2.25  09/15/27 3,666,391
2,750,000 Rapid7, Inc. 2.25  05/01/25 5,353,906
2,000,000 Spotify USA, Inc.
(b)(c)
0.00  03/15/26 1,807,000
3,000,000 Veeco Instruments, Inc. 3.75  06/01/27 5,353,125
5,500,000 Verint Systems, Inc.
(b)
0.25  04/15/26 5,340,570
6,000,000 Vocera Communications, Inc.
(b)
0.50  09/15/26 6,123,750
4,500,000 Workiva, Inc. 1.13  08/15/26 8,380,495
3,000,000 Zynga, Inc.
(a)
0.25  06/01/24 3,415,930
162,539,142
Materials - 1.6%
5,000,000 MP Materials Corp.
(b)
0.25  04/01/26 5,099,450
2,710,000 SSR Mining, Inc. 2.50  04/01/39 3,111,419
8,210,869
Total Corporate Convertible Bonds (Cost $456,151,889) 499,158,364
Corporate Non-Convertible Bond - 0.4%
Materials - 0.4%
2,000,000 Century Aluminum Co.
(b)
(Cost $2,143,963) 2.75  05/01/28 2,034,000
Total Fixed Income Securities (Cost $458,295,852) 501,192,364
Shares Security Description Value
Money Market Fund - 1.8%
9,738,271 First American Treasury Obligations Fund, Class X, 0.01%
(a)(d)
(Cost $9,738,271) 9,738,271
Total Long Positions - 96.5% (Cost $468,034,123) 510,930,635
Total Short Positions - (49.4)% (Proceeds $(244,683,778)) (261,295,442)
Other Assets & Liabilities, Net - 52.9% 279,680,321
Net Assets - 100.0% $ 529,315,514

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2021
18
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (49.4)%
Common Stock - (49.4)%
Communication Services - (4.5)%
(29,000) FireEye, Inc. $ (516,200)
(252,856) Harmonic, Inc. (2,212,490)
(618,519) Infinera Corp. (5,146,078)
(21,139) InterDigital, Inc. (1,433,647)
(111,518) Limelight Networks, Inc. (265,413)
(32,313) PagerDuty, Inc. (1,338,404)
(8,559) Palo Alto Networks, Inc. (4,099,761)
(44,873) Q2 Holdings, Inc. (3,596,122)
(33,000) TechTarget, Inc. (2,719,860)
(13,600) Twitter, Inc. (821,304)
(91,000) Vonage Holdings Corp. (1,466,920)
(23,616,199)
Consumer Discretionary - (7.1)%
(4,534) Airbnb, Inc., Class A (760,578)
(14,496) Alarm.com Holdings, Inc. (1,133,442)
(256,183) American Airlines Group, Inc. (5,256,875)
(112,200) American Eagle Outfitters, Inc. (2,894,760)
(19,000) Brookdale Senior Living, Inc. (119,700)
(124,700) Callaway Golf Co. (3,445,461)
(18,419) Chegg, Inc. (1,252,860)
(192,972) Eventbrite, Inc., Class A (3,649,101)
(153,072) Fisker, Inc. (2,242,505)
(12,618) Fiverr International, Ltd. (2,305,056)
(26,200) Groupon, Inc. (597,622)
(107,662) IMAX Corp. (2,043,425)
(12,900) LCI Industries (1,736,727)
(10,100) Live Nation Entertainment, Inc. (920,413)
(39,400) Penn National Gaming, Inc. (2,854,924)
(17,942) Royal Caribbean Cruises, Ltd. (1,595,941)
(57,700) Spirit Airlines, Inc. (1,496,738)
(52,298) Stride, Inc. (1,879,590)
(10,314) The Beauty Health Co. (267,855)
(39,100) The RealReal, Inc. (515,338)
(3,250) Wayfair, Inc., Class A (830,408)
(37,799,319)
Consumer Staples - (0.6)%
(32,500) Flexion Therapeutics, Inc. (198,250)
(22,553) FTI Consulting, Inc. (3,037,889)
(3,236,139)
Energy - (0.7)%
(4,065) Enphase Energy, Inc. (609,628)
(466,045) Helix Energy Solutions Group, Inc. (1,808,255)
(220,957) Oil States International, Inc. (1,411,915)
(3,829,798)
Financials - (0.9)%
(51,600) Encore Capital Group, Inc. (2,542,332)
(38,163) Radius Global Infrastructure, Inc., Class A (623,202)
(40,500) Realogy Holdings Corp. (710,370)
(10,500) Redfin Corp. (526,050)
(21,400) Repay Holdings Corp. (492,842)
(4,894,796)
Health Care - (9.7)%
(37,400) 1Life Healthcare, Inc. (757,350)
(497,000) Accuray, Inc. (1,963,150)
(218,000) Allscripts Healthcare Solutions, Inc. (2,914,660)
(128,500) Alphatec Holdings, Inc. (1,566,415)
(25,700) Bridgebio Pharma, Inc. (1,204,559)
(36,250) CONMED Corp. (4,742,588)
(132,500) CryoLife, Inc. (2,953,425)
(48,300) Cutera, Inc. (2,250,780)
(20,100) Exact Sciences Corp. (1,918,545)
(24,400) Glaukos Corp. (1,175,348)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2021
19
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Health Care - (9.7)% (continued)
(140,000) Gossamer Bio, Inc. $ (1,759,800)
(41,200) Health Catalyst, Inc. (2,060,412)
(8,415) Inotiv, Inc. (246,055)
(53,500) Insmed, Inc. (1,473,390)
(194,500) Invacare Corp. (925,820)
(12,240) Jazz Pharmaceuticals PLC (1,593,770)
(423,000) Kadmon Holdings, Inc. (3,684,330)
(627,000) MannKind Corp. (2,727,450)
(17,700) NuVasive, Inc. (1,059,345)
(32,863) Pacira BioSciences, Inc. (1,840,328)
(113,000) PetIQ, Inc. (2,821,610)
(97,000) SmileDirectClub, Inc. (516,040)
(27,900) Tabula Rasa HealthCare, Inc. (731,259)
(20,200) Travere Therapeutics, Inc. (489,850)
(226,006) Varex Imaging Corp. (6,373,369)
(91,700) Zogenix, Inc. (1,392,923)
(51,142,571)
Industrials - (8.3)%
(47,300) Bloom Energy Corp., Class A (885,456)
(36,650) Chart Industries, Inc. (7,004,181)
(149,000) GoPro, Inc., Class A (1,394,640)
(130,973) Granite Construction, Inc. (5,179,982)
(43,488) II-VI, Inc. (2,581,448)
(20,353) Itron, Inc. (1,539,297)
(15,500) John Bean Technologies Corp. (2,178,525)
(5,700) Kaman Corp. (203,319)
(96,142) KBR, Inc. (3,787,995)
(10,200) Mesa Laboratories, Inc. (3,084,072)
(106,943) SMART Global Holdings, Inc. (4,758,964)
(63,491) The Greenbrier Cos., Inc. (2,729,478)
(14,100) The Middleby Corp. (2,404,191)
(113,840) Veoneer, Inc. (3,877,390)
(29,200) Winnebago Industries, Inc. (2,115,540)
(43,724,478)
Information Technology - (16.8)%
(4,929) Alteryx, Inc., Class A (360,310)
(10,817) Bandwidth, Inc., Class A (976,559)
(22,959) Bentley Systems, Inc., Class B (1,392,234)
(8,263) BigCommerce Holdings, Inc. (418,438)
(9,980) BlackLine, Inc. (1,178,239)
(43,743) Box, Inc. (1,035,397)
(6,918) Coupa Software, Inc. (1,516,287)
(35,478) Dropbox, Inc., Class A (1,036,667)
(23,712) Envestnet, Inc. (1,902,651)
(13,811) Everbridge, Inc. (2,086,014)
(116,320) Evolent Health, Inc., Class A (3,605,920)
(19,613) Fastly, Inc., Class A (793,150)
(32,250) Five9, Inc. (5,151,615)
(25,367) Guidewire Software, Inc. (3,015,375)
(67,300) Impinj, Inc. (3,844,849)
(29,975) Insight Enterprises, Inc. (2,700,148)
(5,900) Jamf Holding Corp. (227,268)
(25,797) LivePerson, Inc. (1,520,733)
(25,421) Lumentum Holdings, Inc. (2,123,670)
(28,400) Magnite, Inc. (795,200)
(3,245) MicroStrategy, Inc. (1,876,908)
(60,500) Mitek Systems, Inc. (1,119,250)
(70,250) Model N, Inc. (2,353,375)
(13,059) MongoDB, Inc. (6,157,449)
(42,466) Nova, Ltd. (4,343,847)
(89,407) Perficient, Inc. (10,344,390)
(55,199) Porch Group, Inc. (975,918)
(47,000) Progress Software Corp. (2,311,930)
(52,500) PROS Holdings, Inc. (1,862,700)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
September 30, 2021
20
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Information Technology - (16.8)% (continued)
(38,712) Rapid7, Inc. $ (4,375,230)
(1,052) Spotify Technology SA (237,058)
(173,500) Veeco Instruments, Inc. (3,853,435)
(43,500) Verint Systems, Inc. (1,948,365)
(57,798) Vocera Communications, Inc. (2,644,837)
(48,692) Workiva, Inc. (6,863,624)
(224,300) Zynga, Inc. (1,688,979)
(88,638,019)
Materials - (0.8)%
(77,000) Century Aluminum Co. (1,035,650)
(68,257) MP Materials Corp. (2,199,923)
(81,000) SSR Mining, Inc. (1,178,550)
(4,414,123)
Total Common Stock (Proceeds $(244,683,778)) (261,295,442)
Total Short Positions - (49.4)% (Proceeds $(244,683,778)) $ (261,295,442)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short
September 30, 2021
21
Absolute Funds
See Notes to Financial Statements.
At September 30, 20 2 1 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
LLC Limited Liability Company
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $194,996,386 or 36.8% of net assets.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(500) U.S. Treasury 5 Year Note Future 12/31/21 $ (61,780,665) $ (61,371,094) $ 409,571
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 499,158,364 $ – $ 499,158,364
Corporate Non-Convertible Bond – 2,034,000 – 2,034,000
Money Market Fund – 9,738,271 – 9,738,271
Investments at Value $ – $ 510,930,635 $ – $ 510,930,635
Other Financial Instruments*
Futures 409,571 – – 409,571
Total Assets $ 409,571 $ 510,930,635 $ – $ 511,340,206
Liabilities
Securities Sold Short
Common Stock $ (261,295,442) $ – $ – $ (261,295,442)
Securities Sold Short $ (261,295,442) $ – $ – $ (261,295,442)
Total Liabilities $ (261,295,442) $ – $ – $ (261,295,442)

ABSOLUTE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021
22
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ASSETS
Investments, at value (Cost $14,980,230, $113,039,125 and
$468,034,123, respectively) $ 18,097,137 $ 136,476,999 $ 510,930,635
Investments in affiliates, at value (Cost $18,626,168, $0 and $0, respectively) 19,820,809 – –
$ 37,917,946 $ 136,476,999 $ 510,930,635
Deposits with broker for securities sold short – – 276,072,822
Deposits with broker for options 2,104,811 621,050 –
Deposits with broker for futures 2,410,146 – 1,560,195
Receivables:
Fund shares sold 250,049 418,411 1,629,186
Investment securities sold 174,347 – 231,475
Dividends and interest 38,923 66,964 1,892,820
Prepaid expenses 20,474 18,315 37,136
Total Assets
42,916,696 137,601,739 792,354,269
LIABILITIES
Call options written, at value (Premiums received $0, $2,848,931 and
$0, respectively) – 1,140,328 –
Put options written, at value (Premiums received $100,983, $1,496,597 and $0, respectively) 189,750 1,870,720 –
Securities sold short, at value (Proceeds $0, $0 and $244,683,778, respectively) – – 261,295,442
Payables:
Investment securities purchased 35,242 92,714 1,065,322
Fund shares redeemed 561 74,350 128,772
Dividends on securities sold short – – 37,996
Accrued Liabilities:
Investment adviser fees 29,157 133,756 409,908
Trustees’ fees and expenses – 36 458
Fund services fees 6,940 9,071 38,648
Other expenses 37,077 27,679 62,209
Total Liabilities
298,727 3,348,654 263,038,755
NET ASSETS
$ 42,617,969 $ 134,253,085 $ 529,315,514
COMPONENTS OF NET ASSETS
Paid-in capital $ 78,914,731 $ 147,428,553 $ 507,368,099
Distributable earnings (36,296,762) (13,175,468) 21,947,415
NET ASSETS
$ 42,617,969 $ 134,253,085 $ 529,315,514
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED
SHARES AUTHORIZED)
Institutional Shares
5,843,071 13,116,405 45,632,502
Investor Shares
– – 615,240
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $42,617,969,
$134,253,085 and $522,282,460, respectively)
$ 7.29 $ 10.24 $ 11.45
Investor Shares (based on net assets of $0, $0 and $7,033,054, respectively)
$ - $ - $ 11.43

ABSOLUTE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021
23
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES
FUND
ABSOLUTE CAPITAL
OPPORTUNITIES FUND
ABSOLUTE CONVERTIBLE
ARBITRAGE FUND
INVESTMENT INCOME
Dividend income $ 142,011 $ 318,944 $ 2,032
Interest income 14,658 – 3,615,669
Total Investment Income
156,669 318,944 3,617,701
EXPENSES
Investment adviser fees 453,834 906,559 2,906,156
Fund services fees 32,432 58,185 203,290
Transfer agent fees
Institutional Shares 43,482 789 20,671
Investor Shares – – 149
Distribution fees
Investor Shares – – 3,144
Custodian fees 9,415 7,844 19,607
Registration fees
Institutional Shares 10,790 12,078 18,498
Investor Shares – – 3,707
Professional fees 18,075 23,476 48,970
Trustees' fees and expenses 2,076 2,772 5,635
Dividend expense on securities sold short – – 197,085
Interest expense 15,763 60,851 564,727
Other expenses 54,627 52,635 213,028
Total Expenses 640,494 1,125,189 4,204,667
Fees waived
(188,150) (93,528) (533,555)
Net Expenses
452,344 1,031,661 3,671,112
NET INVESTMENT LOSS
(295,675) (712,717) (53,411)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
1,498,305 (5,213,950) 20,928,122
Investments in affiliated issuers
865,349 – –
Foreign currency transactions
(7,862) – –
Securities sold short
– – (17,312,459)
Written options
485,286 (4,635,659) –
Futures
(3,686,681) – (34,216)
Net realized gain (loss)
(845,603) (9,849,609) 3,581,447
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers
(1,103,764) 4,319,902 (12,794,994)
Investments in affiliated issuers
(1,263,327) – –
Foreign currency translations
(344) (60) –
Securities sold short
– – 14,161,497
Written options
(88,767) 1,337,662 –
Futures
700,838 – (78,164)
Net change in unrealized appreciation (depreciation)
(1,755,364) 5,657,504 1,288,339
NET REALIZED AND UNREALIZED GAIN (LOSS)
(2,600,967) (4,192,105) 4,869,786
INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS
$ (2,896,642) $ (4,904,822) $ 4,816,375

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
24
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES FUND
ABSOLUTE CAPITAL OPPORTUNITIES
FUND
For the Six
Months
Ended
September 30,
2021
For the Year
Ended
March 31, 2021
For the Six
Months
Ended
September 30,
2021
For the Year
Ended
March 31, 2021
OPERATIONS
Net investment loss $ (295,675) $ (741,985) $ (712,717) $ (986,281)
Net realized loss (845,603) (9,985,650) (9,849,609) (26,563,672)
Net change in unrealized appreciation
(depreciation) (1,755,364) 6,049,069 5,657,504 29,979,713
Increase (Decrease) in Net Assets Resulting from
Operations
(2,896,642) (4,678,566) (4,904,822) 2,429,760
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,341,849) – – (12,497,480)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares
4,607,476 36,984,948 24,725,959 74,777,605
Reinvestment of distributions:
Institutional Shares
1,319,672 – – 12,193,376
Redemption of shares:
Institutional Shares
(30,448,674) (29,467,747) (8,509,783) (11,911,765)
Increase (Decrease) in Net Assets from Capital
Share Transactions
(24,521,526) 7,517,201 16,216,176 75,059,216
Increase (Decrease) in Net Assets
(28,760,017) 2,838,635 11,311,354 64,991,496
NET ASSETS
Beginning of Period
71,377,986 68,539,351 122,941,731 57,950,235
End of Period
$ 42,617,969 $ 71,377,986 $ 134,253,085 $ 122,941,731
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares
606,588 4,472,113 2,364,826 6,597,114
Reinvestment of distributions:
Institutional Shares
178,575 – – 1,120,454
Redemption of shares:
Institutional Shares
(4,001,700) (3,594,603) (815,122) (1,022,296)
Increase (Decrease) in Shares
(3,216,537) 877,510 1,549,704 6,695,272

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
25
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
For the Six
Months Ended
September 30, 2021
For the
Year Ended
March 31, 2021
OPERATIONS
Net investment income (loss) $ (53,411) $ (381,511)
Net realized gain 3,581,447 2,181,514
Net change in unrealized appreciation (depreciation) 1,288,339 22,637,377
Increase in Net Assets Resulting from Operations
4,816,375 24,437,380
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (7,382,120)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Institutional Shares 142,659,836 315,924,202
Investor Shares 7,108,997 –
Reinvestment of distributions
Institutional Shares – 6,662,266
Investor Shares – –
Redemption of shares
Institutional Shares
(66,125,770) (38,533,525)
Investor Shares
(117,479) –
Increase in Net Assets from Capital Share Transactions
83,525,584 284,052,943
Increase in Net Assets
88,341,959 301,108,203
NET ASSETS
Beginning of Period
440,973,555 139,865,352
End of Period
$ 529,315,514 $ 440,973,555
SHARE TRANSACTIONS
Sale of shares
Institutional Shares 12,566,838 28,186,467
Investor Shares 625,592 –
Reinvestment of distributions
Institutional Shares – 598,493
Investor Shares – –
Redemption of shares
Institutional Shares
(5,828,314) (3,438,031)
Investor Shares
(10,352) –
Increase in Shares
7,353,764 25,346,929

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
26
Absolute Funds
See Notes to Financial Statements.
Investment Operations
Distributions to
Shareholders from:
These financial highlights reflect selected data for a share outstanding throughout each period.
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains
Total Distribution
to Shareholders
Net Asset
Value, End
of Period
Total
Return
ABSOLUTE STRATEGIES FUND
INSTITUTIONAL SHARES
9/30/2021 $ 7.88 ( $ 0.04) ( $ 0.36) ( $ 0.40) ( $ 0.19) $ — ( $ 0.19) $ 7.29 (5.10) % (c)
3/31/2021 8.38 (0.08) (0.42) (0.50) — — — 7.88 (5.97)
3/31/2020 8.10 (0.03) 0.32 0.29 (0.01) — (0.01) 8.38 3.54
3/31/2019 8.37 0.04 (0.31) (0.27) — — — 8.10 (3.23)
3/31/2018 8.76 (0.07) (0.32) (0.39) — — — 8.37 (4.45)
3/31/2017 10.40 (0.10) (0.23) (0.33) — (1.31) (1.31) 8.76 (3.40)
ABSOLUTE CAPITAL OPPORTUNITIES FUND
INSTITUTIONAL SHARES
9/30/2021 $ 10.63 (0.06) (0.33) (0.39) — — — 10.24 (3.67) (c)
3/31/2021 11.90 (0.14) 0.82 0.68 (0.00)(e) (1.95) (1.95) 10.63 5.41
3/31/2020 11.50 0.04 0.36 0.40 — — — 11.90 3.48
3/31/2019 12.52 (0.12) (0.13) (0.25) — (0.77) (0.77) 11.50 (1.78)
3/31/2018 10.97 (0.15) 1.70 1.55 — — — 12.52 14.13
3/31/2017 10.21 (0.16) 0.92 0.76 — — — 10.97 7.44
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
INSTITUTIONAL SHARES
9/30/2021 $ 11.34 (0.00)(e) 0.11 0.11 — — — 11.45 0.97 (c)
3/31/2021 10.32 (0.02) 1.37 1.35 (0.01) (0.32) (0.33) 11.34 13.12
3/31/2020 10.49 0.08 0.05 0.13 (0.11) (0.19) (0.30) 10.32 1.18
3/31/2019 10.29 0.10 0.30 0.40 (0.05) (0.15) (0.20) 10.49 3.95
3/31/2018(f) 10.00 0.02(g) 0.29(g) 0.31 — (0.02) (0.02) 10.29 3.14 (c)
INVESTOR SHARES
9/30/2021(h) $ 11.34 0.01 0.08 0.09 — — — 11.43 0.79 (c)
(a) Calculated based on average shares outstanding during each period.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Not annualized.
(d) Annualized.
(e) Amount represents less than $0.005.
(f) Commencement of operations was August 14, 2017.
(g) Net investment income and net realized and unrealized gain (loss) on investments for the period ended March 31, 2018 was restated. See
Note 2 of the March 31, 2018 Annual Report.
(h) Commencement of operations was April 1, 2021.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
27
Absolute Funds
See Notes to Financial Statements.
Ratios/Supplemental Data (Ratios to Average Net Assets)
Net
Assets,
End of
Period
(000's)
Net
Investment
Income
(Loss)
Net
Expenses
Dividend
and
Interest
Expenses
Net
Expenses
without
Dividend
and
Interest
Expenses
Gross
Expenses(b)
Portfolio
Turnover
$ 42,618 (1.04)%(d) 1.59%(d) 0.0 5%(d) 1.54%(d) 2.26%(d) 2%(c)
71,378 (0.97) 1.60 0.02 1.58 2.21 23
68,539 (0.42) 1.52 0.02 1.50 2.22 45
88,048 0.49 1.67 0.05 1.62 2.31 33
166,373 (0.87) 2.78 0.82 1.96 2.94 86
501,866 (0.99) 2.86 0.95 1.91 2.89 72
134,253 (1.10)%(d) 1.59%(d) 0.09%(d) 1.50%(d) 1.74%(d) 14%(c)
122,942 (1.22) 1.81 0.06 1.75 1.82 140
57,950 0.37 1.78 0.03 1.75 1.87 46
50,958 (0.99) 3.02 1.27 1.75 3.21) 23
32,338 (1.30) 2.66 0.86 1.79 3.52 66
14,188 (1.53) 2.62 0.70 1.92 3.70 29
522,282 (0.02)%(d) 1.51%(d) 0.31%(d) 1.20%(d) 1.73%(d) 21%(c)
440,974 (0.16) 1.68 0.38 1.30 1.88 93
139,865 0.77 1.59 0.07 1.52 1.78 95
88,768 0.95 1.91 0.31 1.60 2.16 121
56,065 0.35( d)( g ) 2.23(d) 0.60(d) 1.63(d) 3.13(d) 76(c)
7,033 0.17%(d) 1.78%(d) 0.33%(d) 1.45%(d) 2.58%(d) 21%(c)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
28
Absolute Funds
Note 1. Organization
Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company
Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Absolute Strategies Fund currently offers Institutional
Shares. Institutional Shares commenced operations on July 11, 2005. Absolute Strategies Fund seeks to achieve long-
term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Capital Opportunities Fund currently offers Institutional Shares.
Absolute Capital Opportunities Fund commenced operations on December 30, 2015. Absolute Capital Opportunities
Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500 Index.
Absolute Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Absolute Convertible
Arbitrage Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA
Fund, LP, a privately offered hedge fund (the “Predecessor Fund”), in exchange for Fund shares. The Predecessor Fund commenced operations in 2002. Absolute Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Absolute Convertible
Arbitrage Fund. On August 14, 2017, the Predecessor Fund reorganized into the Absolute Convertible Arbitrage Fund.
The reorganization of net assets from this transaction was as follows:
In addition to the securities transferred in, as noted above, $5,895,941 of cash and other receivables were also transferred in as part of the reorganization.
The Absolute Convertible Arbitrage Fund Investor Shares commenced operations on April 1, 2021.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end
Date of
Contribution Net Assets Shares
Market Value of
Investments
August 14, 2017 $16,686,633 1,668,929 $10,790,692

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
29
Absolute Funds
mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the
“Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures.
Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-
based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments is included in each Fund’s
Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Each Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
30
Absolute Funds
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its
NAV.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of September 30, 2021, for Absolute Strategies
Fund and Absolute Convertible Arbitrage Fund, are disclosed in the Notes to Schedule of Investments and Put Options
Written.
Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the
Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the
Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
31
Absolute Funds
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of September 30, 2021, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options.
The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Written options are non-income producing securities.
The values of each individual written option outstanding as of September 30, 2021, for each Fund, if any, are disclosed in each Fund’s Schedule of Call and Put Options Written.
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.
When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis.
A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
32
Absolute Funds
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Absolute Convertible Arbitrage Fund's class-specific expenses are charged to the operations of that class of shares.
Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Absolute Investment Advisers LLC (the “Adviser”) is the investment adviser to each Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from Absolute Strategies Fund,
Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage Fund at an annual rate of 1.60%, 1.40% and
1.20%, respectively, of each Fund’s average daily net assets.
Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates. Absolute Convertible Arbitrage Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, Investor
Shares are subject to a Rule 12b-1 fee of up to 0.25% of the Investor Shares average daily net assets. As of March
31, 2021, Investor Shares were not operational and therefore the Absolute Convertible Arbitrage Fund is not currently paying 12b-1 fees. The Absolute Strategies Fund and Absolute Capital Opportunities Fund do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Absolute Strategies Fund and
Absolute Capital Opportunities Fund for its distribution services. The Adviser compensates the Distributor directly for its services to the Absolute Strategies Fund and Absolute Capital Opportunities Fund.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The
Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
33
Absolute Funds
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Strategies Fund to 1.99%, through August 1, 2022. For the period ended September 30, 2021, the Adviser did not waive any fees or reimburse expenses in the Absolute Strategies Fund pursuant to this agreement. During the period, Absolute Strategies Fund invested in Absolute Capital Opportunities Fund and Absolute Convertible Arbitrage
Fund. As of September 30, 2021, Absolute Strategies Fund owned approximately 8.2% and 1.7% of Absolute Capital
Opportunities Fund and Absolute Convertible Arbitrage Fund, respectively. The Adviser has agreed to waive fees owed to it by the Absolute Strategies Fund in an amount equal to the fee it receives from Absolute Capital Opportunities
Fund and Absolute Convertible Arbitrage Fund based on Absolute Strategies Fund’s investment in Absolute Capital
Opportunities Fund and Absolute Convertible Arbitrage Fund. For the period ended September 30, 2021, the Adviser waived fees of $188,150 related to these affiliated investments and these waivers are not subject to recoupment.
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute
Capital Opportunities Fund to 1.49% through August 1, 2022. The Adviser waived fees of $93,528 for Absolute
Capital Opportunities Fund for the period ended September 30, 2021.
The Adviser has also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) of Absolute Convertible
Arbitrage Fund to 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through August 1,
2022. The Adviser waived fees of $523,517 and $10,038 for Absolute Convertible Arbitrage Fund Institutional and
Investor Shares, respectively, for the period ended September 30, 2021.
The Funds may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of the Funds to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of September 30, 2021, $0, $156,027 and $1,114,234 for Absolute Strategies Fund, Absolute
Capital Opportunities Fund and Absolute Convertible Arbitrage Fund, respectively, is subject to recapture by the
Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2021 , were as follows:
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended September 30,
2021 , for any derivative type during the year is as follows:
Non-U.S. Government Obligations
Purchases Sales
Absolute Strategies Fund $ 727,906 $ 23,320,240
Absolute Capital Opportunities Fund 9,761,506 10,016,416
Absolute Convertible Arbitrage Fund 210,692,605 96,077,918

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
34
Absolute Funds
Each Fund’s use of derivatives for the period ended September 30, 2021 , was limited to options and futures contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of September 30,
2021 :
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Realized and unrealized gains and losses on derivatives contracts for the period ended September 30, 2021 , are recorded by each Fund in the following locations on the Statements of Operations:
Absolute Strategies Fund
Absolute
Strategies Fund
Absolute Capital
Opportunities
Fund
Absolute
Convertible
Arbitrage Fund
Futures Contracts $ 1,750,127,994 $ – $ (123,508,987)
Purchased Options 7,075,771 18,329,304 –
Written Options (2,171,761) (33,531,628) –
Location: Equity Risk
Asset derivatives:
Investments, at value $ 852,800
Unrealized appreciation on futures 551,725
Total asset derivatives $ 1,404,525
Liability derivatives:
Put options written $ (189,750)
Location: Equity Risk
Asset derivatives:
Investments, at value $ 4,981,058
Liability derivatives:
Call options written $ (1,140,328)
Put options written (1,870,720)
Total liability derivatives $ (3,011,048)
Location: Interest Risk
Asset derivatives:
Unrealized appreciation on futures* $ 409,571
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ (733,923)
Written options 485,286
Futures (3,686,681)
Total net realized gain (loss) $ (3,935,318)
Net change in unrealized appreciation (depreciation) on:
Investments $ 344,204
Written options (88,767)
Futures 700,838
Total net change in unrealized appreciation (depreciation) $ 956,275

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
35
Absolute Funds
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at September
30, 2021. These amounts may be collateralized by cash or financial instruments.
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ (8,598,699)
Written options (4,635,659)
Total net realized gain (loss) $ (13,234,358)
Net change in unrealized appreciation (depreciation) on:
Investments $ 1,213,990
Written options 1,337,662
Total net change in unrealized appreciation (depreciation) $ 2,551,652
Location:
Interest
Contracts
Net realized gain (loss) on:
Futures $ (34,216)
Total net realized gain (loss) $ (34,216)
Net change in unrealized appreciation (depreciation) on:
Futures $ (78,164)
Total net change in unrealized appreciation (depreciation) $ (78,164)
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Derivatives
Available for
Offset
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Absolute Strategies Fund
Assets:
Over-the-counter derivatives** $ 852,800 $ – $ – $ – $ 852,800
Unrealized appreciation on futures*** 551,725 – – – 551,725
Liabilities:
Over-the-counter derivatives** (189,750) – 189,750 – –
Absolute Capital Opportunities Fund
Assets:
Over-the-counter derivatives** 4,981,058 – – – 4,981,058
Liabilities:
Over-the-counter derivatives** (3,011,048) – 3,011,048 – –
Absolute Convertible Arbitrage Fund
Assets:
Unrealized appreciation on futures*** 409,571 – – – 409,571
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
** Over-the-counter derivatives may consist of options. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation
(depreciation), see the Schedule of Call and Put Options Written.
*** Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
36
Absolute Funds
Note 7. Federal Income Tax
As of September 30, 2021, cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of March 31, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, convertible bond premium amortization, straddles and cover loss deferrals.
As of March 31, 2021, the Absolute Strategies Fund and the Absolute Capital Opportunities Fund have $5,889,627 and $2,177,332, respectively, of available long-term capital loss carryforwards and $34,161,730 and $23,128,304, respectively, of available short-term capital loss carryforwards that have no expiration date.
For tax purposes, the prior deferred late year ordinary loss was $347,772 for Absolute Capital Opportunities Fund
(realized during the period January 1, 2021 through March 31, 2021). These losses were recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2021.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Absolute Strategies Fund $ 4,469,147 $ (246,366) $ 4,222,781
Absolute Capital Opportunities Fund 26,738,464 (1,966,110) 24,772,354
Absolute Convertible Arbitrage Fund 75,802,009 (49,517,161) 26,284,848
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation) Total
Absolute Strategies Fund $ 1,341,793 $ – $ (40,051,357) $ 6,651,293 $ (32,058,271)
Absolute Capital Opportunities Fund – – (25,653,408) 17,382,762 (8,270,646)
Absolute Convertible Arbitrage Fund 271,581 8,578,246 – 8,281,213 17,131,040

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2021
37
Absolute Funds
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%)
on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum”
for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION
September 30, 2021
38
Absolute Funds
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Absolute Strategies Fund
Actual $ 1,000.00 $ 949.00 $ 7.77 1.59%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.10 $ 8.04 1.59%
Absolute Capital Opportunities Fund
Actual $ 1,000.00 $ 963.30 $ 7.83 1.59%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.10 $ 8.04 1.59%
Absolute Convertible Arbitrage Fund
Institutional Shares
Actual $ 1,000.00 $ 1,009.70 $ 7.61 1.51%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.50 $ 7.64 1.51%
Investor Shares
Actual $ 1,000.00 $ 1,007.90 $ 8.96 1.78%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.14 $ 9.00 1.78%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

P.O. BOX 588
PORTLAND, MAINE 04112
(888) 992-2765 (TOLL FREE)
(888) 99-ABSOLUTE (TOLL FREE)
INVESTMENT ADVISER
Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, Massachusetts 02043
www.absoluteadvisers.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
(888) 992-2765 (Toll Free)
(888) 99-ABSOLUTE (Toll Free)
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Funds. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Funds’ risks,
objectives, fees and expenses, experience of its
managements and other information.
212-SAR-0921

Beck, Mack & Oliver LLC
Semi-Annual Report
September 30, 2021
(Unaudited)
Beck, Mack & Oliver Partners Fund

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
1
Dear Fellow Shareholder:
The Beck, Mack & Oliver Partners Fund (the “Partners Fund”) returned +16.04% net of fees and expenses for the six-month semi-annual period ended September 30, 2021 (the “Semi-Annual Period”), resulting in a net asset value of $19.46. By comparison, during the Semi-Annual Period, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +9.18%.
Performance Update
During the Semi-Annual Period, the Partners Fund generated strong investment performance, both in absolute terms and relative to the S&P 500. There were 10 holdings that each generated total returns of more than 20%. The five largest holdings as of the end of the Semi-Annual Period generated an average total return of more than 40%. The performance of the portfolio in the aggregate reflects a combination of solid fundamental performance by many of our businesses, an expansion in valuation multiples, the realization of idiosyncratic positive catalysts, and larger position sizes among some of the best performers.
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Semi-Annual Period.
1
Largest Positive Contributors
Blackstone continues to generate outstanding financial performance and we believe it is the best positioned business within the highly attractive alternative asset management industry. The company is benefiting from impressive growth in assets under management and in fee-related earnings, which we expect to persist, and over time the market has increasingly recognized the franchise value of the company. In response to its expanding valuation multiple, we sold a modest amount of stock during the Semi-Annual Period, but Blackstone remains the Partners Fund’s largest position.
1
Contribution refers to how much the position contributed to, or detracted from, the Partners Fund’s investment performance during the Semi-Annual
Period. Total return refers to the security’s total return during the entire Semi-Annual Period.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Blackstone +3.87% +58.50% Discovery -1.78% -34.21%
Credit Acceptance Corp. +2.57% +62.48% Teva Pharmaceutical Industries -0.58% -15.60%
BlackBerry +2.02% +15.42% Fiserv -0.25% -8.85%

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
2
Credit Acceptance Corp. stock underwent substantial price appreciation during the Semi-Annual Period, which was driven by continued strong financial performance, stock buybacks, and the announcement of a settlement with the Massachusetts
Attorney General, which resolved an investigation into the company’s lending practices. The $27 million settlement was small relative to the size of the company and removed a significant overhang on the stock. Regarding the fundamentals of the business, we have been pleased with the pace of collections, disciplined underwriting, and willingness to repurchase stock, but the automotive lending market is extremely competitive, which has been aggravated by a shortage of inventory, and this has created headwinds on the company’s near-term topline growth rates. We believe these headwinds will eventually dissipate and in the meantime will be partly offset by the impact of healthy collections and stock buybacks.
As discussed in our letter for the fiscal year ended March 31, 2021, we had sold a majority of the BlackBerry position in January 2021 in response to an extraordinary rally in the share price on unusually elevated trading volume. At the beginning of January, the Partners Fund owned 205,000 shares of the company. During January, we sold 145,000 shares at an average price of $17.79. Over the next few months, the share price reversed nearly all of the aforementioned rally and we repurchased 50,000 shares of at an average price $8.28. In early June, the share price underwent yet another unusual rally and we exited the entire position—which at that time totaled 110,000 shares—at an average price of $17.66.
2
We are
still closely monitoring the company, which we believe has a strong competitive position in the endpoint security market and a highly valuable asset in its QNX real-time operating system, but which continues to face challenges associated with ongoing automotive shortages.
Largest Negative Contributors
After appreciating by approximately 88% during the latter half of the fiscal year ended March 31, 2021, Discovery stock declined by approximately 34% during the Semi-Annual Period. We had taken advantage of the prior strength by selling a portion of the position in March 2021, and we have since taken advantage of the more recent weakness by adding to the position. We believe that the recent decline in the share price is unwarranted and that the stock is significantly undervalued.
In May 2021, the company announced the acquisition of WarnerMedia from AT&T, which we expect will create substantial value for Discovery shareholders. In addition to the meaningful synergy opportunity, the combination of Discovery’s non-fiction content (including the Discovery Channel, HGTV, and the Food Network) with assets such as HBO, TNT, and Warner Bros. will create a content powerhouse capable of successfully competing, on a global basis, with the likes of
Disney and Netflix. Despite the attractiveness of the transaction, some of the stock’s recent underperformance, in our view, is related to the fact that the acquisition is not expected to close until mid-2022. In the meantime, we have been pleased with the performance of Discovery’s standalone business, including the ongoing rollout of its streaming service Discovery+.
2
Share prices are net of trading commissions.

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
3
Teva Pharmaceutical Industries (“Teva”) and Fiserv both detracted modestly from investment performance during the Semi-
Annual Period. The primary overhang on Teva’s stock remains the opioid litigation, which we still expect to be resolved favorably. Regarding Fiserv, the relative weakness in its share price performance, in our opinion, reflects excessive concern around the potential for competitive disruption from so-called “fintech” entrants. We are closely monitoring the evolving industry landscape, but continue to believe that Fiserv enjoys a defensible market position and that the stock is attractively valued.
New & Exited Positions
The table below indicates the two new positions that were initiated and the two positions that were exited during the Semi-
Annual Period.
Arthur J Gallagher (“AJG”) is one of the world’s largest insurance brokers and, under the careful stewardship of the
Gallagher family, has consistently achieved attractive organic growth over a long period of time, supplemented by an effective program of acquiring smaller brokers that have a solid cultural fit with, and can benefit from the global resources of, the larger company. We were excited to initiate a position at a mid-teens multiple of free cash flow in light of our view that AJG will be able to compound value for many years. In addition, we believe that a “hard,” or inflationary, insurance market will act as a nice tailwind for the company, and we are enthusiastic about its pending acquisition of Willis Towers
Watson’s treaty reinsurance brokerage business, which we expect to be accretive to earnings and cash flow.
Tricon Residential (“Tricon”) is primarily a single-family rental business that owns approximately 25,000 homes located across the US Sunbelt. We believe that the single-family rental market has significant long-term growth potential in light of ongoing supply/demand imbalances in the housing market, particularly at the more affordable end. We further like Tricon’s competitive position within the market—while it is smaller than the top two players, it is one of the few companies that are already operating at scale and in our view there is a clear path to doubling the company’s portfolio at attractive acquisition economics over the next few years. In our opinion, the management team and board of directors are talented, conservative, and aligned with shareholders.
Please see the discussion above regarding our exit from BlackBerry, and please see our letter for the fiscal year ended March
31, 2021, regarding our exit from Grifols.
Other Portfolio Observations
As of the end of the Semi-Annual Period, the Partners Fund held 28 equity positions, with the 10 largest positions representing
51.0% of net assets. This compares to 28 equity positions, with the 10 largest positions representing 53.5% of net assets, as of March 31, 2021.

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
4
As of the end of the Semi-Annual Period, the largest sector exposures were financials (33.7% of net assets), industrials
(15.9%), and healthcare (14.1%), and cash represented 3.2% of net assets.
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss carryforward of approximately
$11.1 million, or approximately $3.57 per share. We regard this carryforward as a potential source of future value for the
Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
Although September 2021 represented the worst month for the S&P 500 since the onset of COVID-19, the more impressive fact regarding the performance of the broader equity market is its resilient strength: through the end of September, the
S&P was up approximately 16% calendar year-to-date, which follows an 18% return in calendar 2020 and a 31% return in calendar 2019. Over the last 10 years, the S&P has generated an annualized return of more than 16%, which is far in excess of its longer-term averages.
As we consider the environment for equity market returns over the next couple of years, we continue to be constructive on the outlook for economic growth, cautious regarding inflationary trends, and mindful of the probable diminution in the extraordinary market support provided by the Federal Reserve. With respect to the growth outlook, ongoing supply chain issues are clearly having a negative impact on the margin, but we believe these will eventually get sorted out and will be more than offset by the impact of strengthened household balance sheets, consumers who are eager to spend and reengage in activities that have been curtailed during the COVID-19 era, and a record number of job openings. Inflation has clearly already arrived and the question now is how long it persists and whether it accelerates. Worsening and/or volatile inflation could potentially reduce real economic growth, as economic actors struggle to incorporate the path of future prices into their decision-making. From the perspective of picking stocks, this situation powerfully underscores the importance of owning businesses with pricing power, which stand a much better chance of maintaining profit margins in the face of cost pressures.
Faster economic growth, higher inflation, and the withdrawal of monetary stimulus may in turn contribute to higher nominal interest rates. For some time, equities have traded at historically above-average multiples of earnings and cash flow, which have in part been a function of very low nominal interest rates, and we would expect higher nominal interest rates to put pressure on equity valuation multiples, all else equal. We believe, however, that the impact of rising rates will have the greatest impact on equities that trade at particularly high multiples today and/or those whose projected cash flows are weighted far into the future. As always, we remain focused on identifying and owning high-quality, profitable businesses that have pricing power, within a framework of valuation discipline.
Thank you for your support.
Yours sincerely,
Robert C. Beck Richard C. Fitzgerald

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
5
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 Index for the periods ended September 30, 2021, were as follows:
(Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.86%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2022; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.)
*Excludes performance prior to the Partners Fund’s reorganization from a limited partnership.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include:
equity and convertible securities risk, foreign securities risk, management risk, fixed income securities risk, noninvestment grade securities risk, liquidity risk, non-diversification risk and business development risk. The Partners Fund may invest in small and mid-sized capitalization companies meaning that these companies carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Partners Fund may invest in large capitalization companies meaning that these companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 Index and of the Partners Fund includes the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund portfolio managers as of September 30, 2021, and may not reflect their views on the date this report is first published or any
Annualized Returns
Returns as of 09/30/21
Semi-Annual
Period One Year Three Years Five Years Ten Years
Since
12/01/2009
Reorg*
Partners Fund +16.04% +69.63% +15.08% +15.60% +11.28% +10.64%
S&P 500 Index +9.18% +30.00% +15.99% +16.90% +16.63% +14.44%
As of the end of the Semi-Annual Period, the largest sector exposures were financials (33.7% of net assets), industrials
(15.9%), and healthcare (14.1%), and cash represented 3.2% of net assets.
As of the end of the Semi-Annual Period, the Partners Fund had an estimated net capital loss carryforward of approximately
$11.1 million, or approximately $3.57 per share. We regard this carryforward as a potential source of future value for the
Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
Although September 2021 represented the worst month for the S&P 500 since the onset of COVID-19, the more impressive fact regarding the performance of the broader equity market is its resilient strength: through the end of September, the
S&P was up approximately 16% calendar year-to-date, which follows an 18% return in calendar 2020 and a 31% return in calendar 2019. Over the last 10 years, the S&P has generated an annualized return of more than 16%, which is far in excess of its longer-term averages.
As we consider the environment for equity market returns over the next couple of years, we continue to be constructive on the outlook for economic growth, cautious regarding inflationary trends, and mindful of the probable diminution in the extraordinary market support provided by the Federal Reserve. With respect to the growth outlook, ongoing supply chain issues are clearly having a negative impact on the margin, but we believe these will eventually get sorted out and will be more than offset by the impact of strengthened household balance sheets, consumers who are eager to spend and reengage in activities that have been curtailed during the COVID-19 era, and a record number of job openings. Inflation has clearly already arrived and the question now is how long it persists and whether it accelerates. Worsening and/or volatile inflation could potentially reduce real economic growth, as economic actors struggle to incorporate the path of future prices into their decision-making. From the perspective of picking stocks, this situation powerfully underscores the importance of owning businesses with pricing power, which stand a much better chance of maintaining profit margins in the face of cost pressures.
Faster economic growth, higher inflation, and the withdrawal of monetary stimulus may in turn contribute to higher nominal interest rates. For some time, equities have traded at historically above-average multiples of earnings and cash flow, which have in part been a function of very low nominal interest rates, and we would expect higher nominal interest rates to put pressure on equity valuation multiples, all else equal. We believe, however, that the impact of rising rates will have the greatest impact on equities that trade at particularly high multiples today and/or those whose projected cash flows are weighted far into the future. As always, we remain focused on identifying and owning high-quality, profitable businesses that have pricing power, within a framework of valuation discipline.
Thank you for your support.
Yours sincerely,
Robert C. Beck Richard C. Fitzgerald

Beck, Mack & Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS
September 30, 2021
6
time thereafter. These views are intended to assist shareholders in understanding their investment in the Partners
Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009 is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009 is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Semi-
Annual Period, the performance would have been lower. The limited partnership was not registered under the Investment
Company Act of 1940 (the “Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Beck, Mack & Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS
September 30, 2021
7
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck,
Mack & Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck, Mack & Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.86%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through at least July 31, 2022
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 943-6786.
Average Annual Total Returns
Periods Ended September 30, 2021 One Year Five Year Ten Year
Beck Mack & Oliver Partners Fund 69.63% 15.60% 11.28%
S&P 500® Index 30.00% 16.90% 16.63%

Beck, Mack & Oliver Partners Fund
PORTFOLIO PROFILE
September 30, 2021
8
PORTFOLIO HOLDINGS
% of Total Investments

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and the
Level 2 value displayed in this table includes a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.7%
Communication Services - 13.1%
1,300 Alphabet, Inc., Class C
(a)
$ 3,464,903
96,000 Discovery, Inc., Class C
(a)
2,329,920
176,000 Lumen Technologies, Inc. 2,180,640
7,975,463
Consumer Discretionary - 1.3%
6,000 Hilton Worldwide Holdings, Inc.
(a)
792,660
Energy - 4.1%
70,000 Enterprise Products Partners LP 1,514,800
25,000 Matador Resources Co. 951,000
2,465,800
Financials - 33.7%
51,000 Apollo Global Management, Inc. 3,141,090
13,000 Arthur J Gallagher & Co. 1,932,450
42,000 Blackstone, Inc., Class A 4,886,280
6,000 Credit Acceptance Corp.
(a)
3,511,800
12,000 Enstar Group, Ltd.
(a)
2,816,760
16,000 JPMorgan Chase & Co. 2,619,040
21,000 The Charles Schwab Corp. 1,529,640
20,437,060
Health Care - 14.1%
6,000 Abbott Laboratories 708,780
9,000 Laboratory Corp. of America
Holdings
(a)
2,532,960
71,000 RadNet, Inc.
(a)
2,081,010
200,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,948,000
3,500 Waters Corp.
(a)
1,250,550
8,521,300
Industrials - 15.9%
16,000 Advanced Drainage Systems, Inc. 1,730,720
14,000 Armstrong World Industries, Inc. 1,336,580
30,000 Ashtead Group PLC 2,285,250
88,000 CAE, Inc.
(a)
2,628,560
19,000 Westinghouse Air Brake Technologies
Corp. 1,637,990
9,619,100
Information Technology - 11.6%
20,000 Fiserv, Inc.
(a)
2,170,000
5,500 Mastercard, Inc., Class A 1,912,240
10,500 Microsoft Corp. 2,960,160
7,042,400
Materials - 1.8%
3,900 The Sherwin-Williams Co. 1,090,947
Real Estate - 1.1%
50,000 Tricon Residential, Inc. 669,995
Total Common Stock (Cost $34,914,597) 58,614,725
Shares Security Description Value
Money Market Fund - 3.2%
1,947,343 First American
Government Obligations
Fund, Class X, 0.04%
(b)
(Cost $1,947,343) $ 1,947,343
Investments, at value - 99.9% (Cost $36,861,940) $ 60,562,068
Other Assets & Liabilities, Net - 0.1% 57,593
Net Assets - 100.0% $ 60,619,661
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 58,614,725
Level 2 - Other Significant Observable Inputs 1,947,343
Level 3 - Significant Unobservable Inputs –
Total $ 60,562,068

Beck, Mack & Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021
10
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $36,861,940) $ 60,562,068
Receivables:
Fund shares sold 128,325
Dividends 3,353
Prepaid expenses 19,410
Total Assets
60,713,156
LIABILITIES
Payables:
Investment securities purchased 24,067
Fund shares redeemed 204
Accrued Liabilities:
Investment adviser fees 19,858
Trustees’ fees and expenses 218
Fund services fees 21,725
Other expenses 27,423
Total Liabilities
93,495
NET ASSETS
$ 60,619,661
COMPONENTS OF NET ASSETS
Paid-in capital $ 47,253,061
Distributable earnings 13,366,600
NET ASSETS
$ 60,619,661
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 3,114,982
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 19.46

Beck, Mack & Oliver Partners Fund
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $420) $ 369,032
Interest income 206
Total Investment Income
369,238
EXPENSES
Investment adviser fees 276,249
Fund services fees 96,761
Custodian fees 5,379
Registration fees 11,368
Professional fees 21,113
Trustees' fees and expenses 2,367
Other expenses 38,033
Total Expenses 451,270
Fees waived
(175,022)
Net Expenses
276,248
NET INVESTMENT INCOME
92,990
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
1,779,863
Foreign currency transactions
39
Net realized gain
1,779,902
Net change in unrealized appreciation (depreciation) on investments
5,689,378
NET REALIZED AND UNREALIZED GAIN
7,469,280
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 7,562,270

Beck, Mack & Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2021
For the Year
Ended
March 31, 2021
OPERATIONS
Net investment income $ 92,990 $ 299,581
Net realized gain 1,779,902 3,281,022
Net change in unrealized appreciation (depreciation) 5,689,378 18,045,226
Increase in Net Assets Resulting from Operations
7,562,270 21,625,829
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (226,061)
CAPITAL SHARE TRANSACTIONS
Sale of shares 7,918,396 2,122,530
Reinvestment of distributions – 207,017
Redemption of shares
(2,333,450) (3,428,732)
Redemption fees
8,825 1,706
Increase (Decrease) in Net Assets from Capital Share Transactions
5,593,771 (1,097,479)
Increase in Net Assets
13,156,041 20,302,289
NET ASSETS
Beginning of Period
47,463,620 27,161,331
End of Period
$ 60,619,661 $ 47,463,620
SHARE TRANSACTIONS
Sale of shares 408,067 146,695
Reinvestment of distributions – 15,177
Redemption of shares
(123,321) (261,730)
Increase (Decrease) in Shares
284,746 (99,858)

Beck, Mack & Oliver Partners Fund
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2021
For the Years Ended March 31,
2021 2020 2019 2018 2017
NET ASSET VALUE,
Beginning of Period
$ 16.77 $ 9.27 $ 11.24 $ 11.56 $ 10.26 $ 8.98
INVESTMENT
OPERATIONS
Net investment income (a) 0.03 0.10 0.12 0.14 0.13 0.08
Net realized and unrealized
gain (loss)
2.66 7.48 (2.03) (0.46) 1.18 1.30
Total from Investment
Operations
2.69 7.58 (1.91) (0.32) 1.31 1.38
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.08) (0.06) – (0.01) (0.10)
Total Distributions to
Shareholders
– (0.08) (0.06) – (0.01) (0.10)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End
of Period
$ 19.46 $ 16.77 $ 9.27 $ 11.24 $ 11.56 $ 10.26
TOTAL RETURN
16.04%(c) 81.97% (17.17)% (2.77)% 12.77% 15.45%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of Period
(000s omitted) $ 60,620 $ 47,464 $ 27,161 $ 36,760 $ 38,368 $ 37,769
Ratios to Average Net Assets:
Net investment income 0.34%(d) 0.82% 1.01% 1.19% 1.17% 0.80%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.63%(d) 1.86% 1.80% 1.74% 1.76% 1.81%
PORTFOLIO TURNOVER
RATE 6%(c) 18% 10% 17% 19% 26%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
14
Note 1. Organization
The Beck, Mack & Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
15
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2021, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
16
and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Beck, Mack & Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
17
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2022. During the six months ended September 30, 2021, fees waived were $175,022.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2021 were $7,622,055 and $3,356,051 respectively.
Note 6. Federal Income Tax
As of September 30, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2021 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
As of March 31, 2021, the Fund had $4,9 71 , 970 of available short-term capital loss carryforwards and $ 7 , 9 18 , 581 of available long-term capital loss carryforwards that have no expiration date.
Gross Unrealized Appreciation $ 26,118,076
Gross Unrealized Depreciation (2,417,948)
Net Unrealized Appreciation $ 23,700,128
Capital and Other Losses
$ (12,890,551)
Net Unrealized Appreciation
18,694,881
Total
$ 5,804,330

Beck, Mack & Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
18
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2021
19
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you

Beck, Mack & Oliver Partners Fund
ADDITIONAL INFORMATION
September 30, 2021
20
understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
April 1, 2021 through September 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,160.40 $ 5.42 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Investment Adviser
Beck, Mack & Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Beck, Mack & Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0921

Payson Total
Return Fund
SEMI-ANNUAL REPORT // September 30, 2021
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2021
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, convertible securities risk, debt securities risk, technology sector risk, exchange-traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the
Fund will achieve its investment objective.
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Additional Information 12

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
See Notes to Financial Statements.
1
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.5%
Consumer Discretionary - 3.7%
47,980 Polaris, Inc. $ 5,741,287
7,685 The Home Depot, Inc. 2,522,678
8,263,965
Consumer Staples - 3.9%
15,240 Thermo Fisher Scientific, Inc. 8,707,069
Financials - 22.3%
25,870 American Express Co. 4,334,001
35,775 Aon PLC, Class A 10,223,422
49,500 Berkshire Hathaway, Inc.,
Class B (a) 13,510,530
20,000 JPMorgan Chase & Co. 3,273,800
18,455 Mastercard, Inc., Class A 6,416,434
19,225 S&P Global, Inc. (a) 8,168,510
19,000 Visa, Inc., Class A 4,232,250
50,158,947
Health Care - 22.6%
61,355 AbbVie, Inc. 6,618,364
30,600 Amgen, Inc. 6,507,090
79,655 CVS Health Corp. 6,759,523
8,625 Danaher Corp. 2,625,795
69,160 Johnson & Johnson 11,169,340
26,785 Laboratory Corp. of America
Holdings (a) 7,538,370
38,760 Pfizer, Inc. 1,667,068
20,290 UnitedHealth Group, Inc. 7,928,115
50,813,665
Industrials - 6.8%
26,600 AMETEK, Inc. 3,298,666
12,035 Honeywell International, Inc. 2,554,790
39,370 L3Harris Technologies, Inc. 8,670,849
8,650 Otis Worldwide Corp. 711,722
15,236,027
Information Technology - 40.2%
11,220 Accenture PLC, Class A 3,589,502
8,150 Alphabet, Inc., Class A (a) 21,789,188
25,080 Broadcom, Inc. 12,162,044
Shares Security Description Value
Information Technology - 40.2% (continued)
10,260 Broadridge Financial Solutions,
Inc. $ 1,709,727
39,810 CDW Corp. 7,246,216
28,685 Facebook, Inc., Class A (a) 9,735,402
192,900 HP, Inc. 5,277,744
17,100 Lam Research Corp. 9,732,465
23,215 Microsoft Corp. 6,544,773
22,625 NVIDIA Corp. 4,686,995
17,035 NXP Semiconductors NV 3,336,646
22,430 Texas Instruments, Inc. 4,311,270
90,121,972
Total Common Stock (Cost $153,935,948) 223,301,645
Investments, at value - 99.5% (Cost
$153,935,948) $ 223,301,645
Other Assets & Liabilities, Net - 0.5% 1,183,944
Net Assets - 100.0% $ 224,485,589
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 223,301,645
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 223,301,645

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
See Notes to Financial Statements.
2
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 3.7%
Consumer Staples 3.9%
Financials 22.5%
Health Care 22.7%
Industrials 6.8%
Information Technology 40.4%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2021
See Notes to Financial Statements.
3
ASSETS
Investments, at value (Cost $153,935,948) $ 223,301,645
Cash 1,722,413
Receivables:
Fund shares sold 28,351
Investment securities sold 6,426,990
Dividends and interest 84,967
Prepaid expenses 23,260
Total Assets
231,587,626
LIABILITIES
Payables:
Investment securities purchased 6,826,457
Fund shares redeemed 29,254
Distributions payable 86,695
Accrued Liabilities:
Investment adviser fees 114,779
Trustees’ fees and expenses 85
Fund services fees 15,295
Other expenses 29,472
Total Liabilities
7,102,037
NET ASSETS
$ 224,485,589
COMPONENTS OF NET ASSETS
Paid-in capital $ 128,174,882
Distributable earnings 96,310,707
NET ASSETS
$ 224,485,589
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,747,767
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 28.97

Payson Total Return Fund
Statement of Operations
Six Months Ended September 30, 2021
See Notes to Financial Statements.
4
INVESTMENT INCOME
Dividend income $ 1,586,578
Interest income 834
Total Investment Income
1,587,412
EXPENSES
Investment adviser fees 715,145
Fund services fees 155,736
Custodian fees 10,368
Registration fees 12,937
Professional fees 22,960
Trustees' fees and expenses 3,488
Other expenses 27,203
Total Expenses 947,837
NET INVESTMENT INCOME
639,575
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 8,481,667
Net change in unrealized appreciation (depreciation) on investments
4,076,055
NET REALIZED AND UNREALIZED GAIN
12,557,722
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 13,197,297

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
5
For the Six
Months
Ended
September 30,
2021
For the Year
Ended
March 31, 2021
OPERATIONS
Net investment income $ 639,575 $ 1,026,351
Net realized gain 8,481,667 28,613,671
Net change in unrealized appreciation (depreciation) 4,076,055 34,851,367
Increase in Net Assets Resulting from Operations
13,197,297 64,491,389
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(638,226) (11,060,753)
CAPITAL SHARE TRANSACTIONS
Sale of shares 91,193,970 13,861,490
Reinvestment of distributions 399,605 10,021,490
Redemption of shares
(50,490,631) (10,965,094)
Increase in Net Assets from Capital Share Transactions
41,102,944 12,917,886
Increase in Net Assets
53,662,015 66,348,522
NET ASSETS
Beginning of Period
170,823,574 104,475,052
End of Period
$ 224,485,589 $ 170,823,574
SHARE TRANSACTIONS
Sale of shares 3,188,354 569,849
Reinvestment of distributions 13,775 410,282
Redemption of shares
(1,735,187) (450,298)
Increase in Shares
1,466,942 529,833

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
6
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2021
For the Years Ended March 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning
of Period
$ 27.20 $ 18.17 $ 19.37 $ 17.76 $ 16.14 $ 13.94
INVESTMENT OPERATIONS
Net investment income (a) 0.08 0.17 0.15 0.13 0.14 0.16
Net realized and unrealized
gain (loss)
1.77 10.75 (1.20) 1.61 2.33 2.25
Total from Investment
Operations
1.85 10.92 (1.05) 1.74 2.47 2.41
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.08) (0.17) (0.15) (0.13) (0.12) (0.21)
Net realized gain
– (1.72) – – (0.73) –
Total Distributions to
Shareholders
(0.08) (1.89) (0.15) (0.13) (0.85) (0.21)
NET ASSET VALUE, End of
Period
$ 28.97 $ 27.20 $ 18.17 $ 19.37 $ 17.76 $ 16.14
TOTAL RETURN
6.79%(b) 61.37% (5.48)% 9.83% 15.39% 17.41%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 224,486 $ 170,824 $ 104,475 $ 108,910 $ 95,489 $ 78,888
Ratios to Average Net Assets:
Net investment income 0.54%(c) 0.72% 0.74% 0.71% 0.82% 1.10%
Net expenses 0.80%(c) 0.85% 0.86% 0.89% 0.94% 0.98%
PORTFOLIO TURNOVER
RATE 45%(b) 64% 25% 27% 38% 30%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2021
7
Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in
Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the
Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2021
8
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2021, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations,

Payson Total Return Fund
Notes to Financial Statements
September 30, 2021
9
which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2021, the Fund had $1,472,413 at U.S. Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2021
10
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of
Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the
Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2021 were $147,124,137 and $103,125,715, respectively.
Note 6. Federal Income Tax
As of September 30, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2021 , distributable earnings (accumulated loss) on a tax basis were as follows:
Gross Unrealized Appreciation $ 69,499,170
Gross Unrealized Depreciation (133,473)
Net Unrealized Appreciation $ 69,365,697
Undistributed Ordinary Income
$ 2,147,927
Undistributed Long-Term Gain
16,457,295
Unrealized Appreciation
65,289,642
Other Temporary Differences
(143,228)
Total
$ 83,751,636

Payson Total Return Fund
Notes to Financial Statements
September 30, 2021
11
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Payson Total Return Fund
Additional Information
September 30, 2021
12
Investment Advisory Agreement Approval
At the June 11, 2021 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Payson Total Return Fund
Additional Information
September 30, 2021
13
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund outperformed its primary benchmark index, the S&P 500 Index, for the one-, three-, and five-
year periods ended March 31, 2021, and underperformed the benchmark for the 10-year period ended
March 31, 2021, and for the period since the Fund’s inception on November 25, 1991. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge
Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Broadridge, the Fund outperformed the median of its peer group for the one-, three-, and five-year periods ended March 31, 2021. The Board noted the Adviser’s representation that the Fund’s recent relative outperformance could be attributed, at least in part, to the
Adviser’s stock selection process. Considering the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the actual advisory fee rate and actual total expenses of the Fund as compared to its Broadridge peer group. The Board observed that the Fund’s actual advisory fee rate and actual total expense ratio were each lower than the median of its Broadridge peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not account for its relationship with the Fund as a separate profit center, though administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were

Payson Total Return Fund
Additional Information
September 30, 2021
14
to increase. Based on the foregoing information and other applicable factors, and in light of the relatively stable asset levels in the Fund, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’

Payson Total Return Fund
Additional Information
September 30, 2021
15
interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Payson Total Return Fund
Additional Information
September 30, 2021
16
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,067.92 $ 4.15 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.06 $ 4.05 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0921

Merk Hard Currency Fund
®
Investor Shares (MERKX)
Institutional Shares (MHCIX)
Semi Annual Report
(Unaudited)
September 30, 2021

See Notes to Financial Statements.
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 68.5%
(a)
Non-U.S. Government - Australia - 5.0%
$ 3,800,000 Australia Government Bond AUD 2.000% 12/21/21 $ 2,758,923
Non-U.S. Government - Austria - 4.3%
2,000,000 Republic of Austria Government Bond
(b)
EUR 3.650 04/20/22 2,371,752
Non-U.S. Government - New Zealand - 8.4%
6,300,000 New Zealand Government Bond NZD 5.500 04/15/23 4,645,725
Non-U.S. Government - Sweden - 4.4%
21,000,000 Sweden Government Bond SEK 3.500 06/01/22 2,460,265
Non- U.S.Government Agency - Germany - 6.2%
30,000,000 Kreditanstalt fuer Wiederaufbau , EMTN NOK 1.125 05/12/22 3,441,674
Non- U.S.Government Agency - Sweden - 10.1%
49,000,000 Kommuninvest I Sverige AB, MTN SEK 0.250 06/01/22 5,609,601
Regional Agencies - Australia - 4.4%
3,200,000 Queensland Treasury Corp. AUD 6.000 07/21/22 2,422,902
Regional Authority - Australia - 4.6%
3,400,000 New South Wales Treasury Corp. AUD 6.000 03/01/22 2,517,896
Regional Authority - Canada - 16.8%
3,000,000 Province of Alberta Canada CAD 1.600 09/01/22 2,395,831
2,600,000 Province of British Columbia Canada CAD 3.250 12/18/21 2,065,467
3,000,000 Province of New Brunswick Canada CAD 3.350 12/03/21 2,380,578
3,000,000 Province of Saskatchewan Canada CAD 9.600 02/04/22 2,442,373
9,284,249
Supranational Bank - Luxembourg - 4.3%
2,000,000 European Financial Stability Facility, EMTN EUR 3.500 02/04/22 2,349,391
Total Foreign Bonds (Cost $38,417,115) 37,862,378
Foreign Treasury Securities - 15.7%
(a)
Non-U.S. Government - Canada - 4.0%
2,800,000 Canadian Treasury Bill CAD 0.165 10/28/21 2,210,400
Non-U.S. Government - Norway - 11.7%
56,500,000 Norway Treasury Bill
(b)(c)
NOK 0.11 2  -
0.130 12/15/21 6,461,401
Total Foreign Treasury Securities (Cost $8,883,302) 8,671,801
U.S. Government & Agency Obligations - 9.9%
(a)
U.S. Treasury Securities - 9.9%
5,500,000 U.S. Treasury Bill
(Cost $5,499,862) USD 0.0 45  10/21/21 5,499,775
Shares Security Description Currency Value in USD
Exchange Traded Product - 1.9%
61,300 VanEck Merk Gold Trust ETF
(a)(d)(e)
(Cost $654,071) USD 1,047,617
Shares Security Description Currency Rate Value in USD
Money Market Fund - 1.9%
1,025,759
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(f)
(Cost $1,025,759) USD 0.010 1,025,759
Investments, at value - 97.9% (Cost $54,480,109) $ 54,107,330
Foreign Currencies – 1.7% (Cost $956,270) 937,86 6
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.3)% (146,1 45 )
Other Assets & Liabilities, Net – 0.7% 368,619
NET ASSETS – 100.0%
$ 55,267,670
EMTN European Medium Term Note
ETF Exchange Traded Fund
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

See Notes to Financial Statements.
Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:
As of September 30, 2021, the Merk Hard Currency Fund had the following forward currency contracts outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. As of September 30, 2021, the value of these securities amounted to $8,833,153 or 16.0% of net assets.
(c) Rate presented is yield to maturity.
(d) Affiliate.
(e) Non-income producing security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
9/30/2021
Realized
Gain/(Loss) Investment Income
Shares/
Principal
61,300
– – –
61,300
Cost $ 654,071 $ – $ – $ – $ 654,071 $ – $ –
Value 1,019,419 – – 28,198 1,047,617
Counterparty Contracts to Purchase/(Sell)
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
BNY Mellon Capital Markets, LLC (2,200,000) British Pound Sterling 10/06/21 $ (2,960,619) $ (3,685)
2,200,000 British Pound Sterling 10/06/21 3,045,374 (81,070)
2,200,000 British Pound Sterling 10/20/21 2,960,676 3,684
(380,000,000) Japanese Yen 10/06/21 (3,406,193) (8,297)
380,000,000 Japanese Yen 10/06/21 3,479,567 (65,07 7 )
380,000,000 Japanese Yen 10/20/21 3,406,520 8,300
$ (146,14 5 )
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 37,862,378 $ – $ 37,862,378
Foreign Treasury Securities – 8,671,801 – 8,671,801
U.S. Government & Agency Obligations – 5,499,775 – 5,499,775
Exchange Traded Product 1,047,617 – – 1,047,617
Money Market Fund – 1,025,759 – 1,025,759
Investments, at value $ 1,047,617 $ 53,059,713 $ – $ 54,107,330
Other Financial Instruments
*
Forward Currency Contracts
– 11,984 – 11,984
Total Assets
$ 1,047,617 $ 53,071,697 $ – $ 54,119,314
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (158,12 9 ) $ – $ (158,12 9 )
Total Liabilities
$ – $ (158,12 9 ) $ – $ (158,12 9 )
*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Foreign Bonds 68.5%
Foreign Treasury Securities 15.7%
U.S. Government & Agency Obligations 9.9%
Exchange Traded Product 1.9%
Money Market Fund 1.9%
Other Assets & Liabilities, Net 2.1%
100.0%

See Notes to Financial Statements.
ASSETS
Total Investments, at value (Cost $53,826,038) $ 53,059,713
Total Investments in affiliates, at value (Cost $654,071)
1,047,617
Total Investments in affiliates, at value (Cost $54,480,109)
$ 54,107,330
Foreign currency (Cost $956,270) 937,866
Receivables:
Fund shares sold 39,694
Dividends and interest 377,210
Unrealized gain on forward currency contracts 11,984
Total Assets
55,474,084
LIABILITIES
Unrealized loss on forward currency contracts 158,129
Payables:
Fund shares redeemed 617
Accrued Liabilities:
Investment adviser fees 35,884
Distribution fees 9,480
Other expenses 2,304
Total Liabilities
206,414
NET ASSETS
$ 55,267,670
COMPONENTS OF NET ASSETS
Paid-in capital $ 63,807,456
Distributable earnings
(8,539,786)
NET ASSETS
$ 55,267,670
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,910,113
Institutional Shares 1,001,609
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $45,749,195, respectively)
$ 9.32
Institutional Shares (based on net assets of $9,518,475, respectively)
$ 9.50
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 38
Interest income (Net of foreign withholding taxes of $11,596, respectively) 640,029
Net amortization expense
(641,009)
Total Investment Loss
(942)
EXPENSES
Investment adviser fees 290,719
Non 12b-1 shareholder servicing fees:
Investor Shares 12,040
Institutional Shares 2,497
Distribution fees:
Investor Shares 60,200
Interest expense 7,554
Total Expenses 373,010
Fees waived
(2,130)
Net Expenses
370,880
NET INVESTMENT LOSS
(371,822)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
780,679
Foreign currency transactions
(12,375)
Net realized gain
768,304
Net change in unrealized depreciation on:
Investments in unaffiliated issuers
(1,676,0 27 )
Investments in affiliated issuers
28, 198
Foreign currency translations
(76,845)
Net change in unrealized appreciation (depreciation)
(1,724,674)
NET REALIZED AND UNREALIZED LOSS
(956,370)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (1,328,192)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2021

See Notes to Financial Statements.
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
OPERATIONS
Net investment loss $ (371,822) $ (624,653)
Net realized gain 768,304 2,890,306
Net change in unrealized appreciation (depreciation)
(1,724,674) 4,447,453
Increase (Decrease) in Net Assets Resulting from Operations
(1,328,192) 6,713,106
DISTRIBUTIONS TO SHAREHOLDERS
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,085,448 6,595,742
Institutional Shares 1,478,344 1,073,350
Redemption of shares:
Investor Shares
(4,270,619) (12,915,229)
Institutional Shares
(1,188,576) (6,238,951)
Decrease in Net Assets from Capital Share Transactions
(1,895,403) (11,485,088)
Decrease in Net Assets
(3,223,595) (4,771,982)
NET ASSETS
Beginning of Period
58,491,265 63,263,247
End of Period
$ 55,267,670 $ 58,491,265
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 217,720 714,946
Institutional Shares 151,464 116,750
Redemption of shares:
Investor Shares
(444,319) (1,416,182)
Institutional Shares
(122,542) (709,742)
Decrease in Shares
(197,677) (1,294,228)
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2021
For the Years Ended March 31,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 9.55 $ 8.52 $ 9.10 $ 10.06 $ 9.27 $ 9.81
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.06) (0.10) (0.05) (0.08) (0.12) (0.12)
Net realized and unrealized gain (loss)
(0.17) 1.13 (0.53) (0.80) 1.00 (0.42)
Total from Investment Operations
(0.23) 1.03 (0.58) (0.88) 0.88 (0.54)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– – – (0.08) (0.09) –
NET ASSET VALUE, End of Period
$ 9.32 $ 9.55 $ 8.52 $ 9.10 $ 10.06 $ 9.27
TOTAL RETURN
(2.41)%(b) 12.09% (6.37)% (8.73)% 9.54% (5.50)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $45,749 $49,033 $49,712 $64,575 $85,874 $92,355
Ratios to Average Net Assets:
Net investment income (loss) (1.32)%(c) (1.08) % (0.57)% (0.88)% (1.21)% (1.27)%
Net expenses 1.32%(c) 1.31% 1.34% 1.35% 1.27% 1.24%
Interest expenses 0.05%(c) 0.03% 0.06% 0.08% –% –%
Net expenses without interest expenses 1.27%(c) 1.28% 1.28% 1.27% 1.27% 1.24%
Gross expenses (d) 1.33%(c) 1.33% 1.36% 1.38% 1.30% 1.30%
PORTFOLIO TURNOVER RATE (e) 13%(b) 107% 53% 65% 35% 81%
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 9.72 $ 8.6 6 $ 9.23 $ 10.18 $ 9.38 $ 9.90
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.05) (0.08) (0.03) (0.06) (0.10) (0.10)
Net realized and unrealized gain (loss)
(0.17) 1.14 (0.54) (0.80) 1.02 (0.42)
Total from Investment Operations
(0.22) 1.0 6 (0.57) (0.86) 0.92 (0.52)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
– – – (0.09) (0.12) –
NET ASSET VALUE, End of Period
$ 9.50 $ 9.72 $ 8.66 $ 9.23 $ 10.18 $ 9.38
TOTAL RETURN
(2.26)%(b) 12. 24% (6.18)% (8.47)% 9.82% (5.25)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $9,518 $9,458 $13,551 $16,462 $22,624 $17,821
Ratios to Average Net Assets:
Net investment income (loss) (1.07)%(c) (0.83) % (0.31)% (0.64)% (0.95)% (1.02)%
Net expenses 1.07%(c) 1.06% 1.09% 1.10% 1.02% 0.99%
Interest expenses 0.05%(c) 0.03% 0.06% 0.08% –% –%
Net expenses without interest expenses 1.02%(c) 1.03% 1.03% 1.02% 1.02% 0.99%
Gross expenses (d) 1.08%(c) 1.08% 1.11% 1.13% 1.05% 1.05%
PORTFOLIO TURNOVER RATE (e) 13%(b) 107% 53% 65% 35% 81%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.
(e) The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.
Financial Highlights

8

Note 1. Organization
The Merk Hard Currency Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar. The Fund’s Investor Shares and Institutional Shares commenced operations on May 10, 2005 and April 1, 2010, respectively.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2021, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of September 30, 2021, are disclosed in the Fund’s Schedule of
Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly.
Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Merk Investments LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Under the terms of the Investment Advisory Agreement for the Fund, the Adviser is obligated to pay all expenses of the Fund except
Board-approved shareholder servicing fees, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses and expenses that the Fund is authorized to pay under Rule 12b-1.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust ($41,000 for the
Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Pursuant to the terms of the investment advisory agreement, the Trustees' fees attributable to the Fund are paid by the Adviser.
Note 4. Fees Waived
During the period, the Fund invested in VanEck Merk Gold Trust ETF, an exchange traded product sponsored by the Adviser. As of
September 30, 2021 , the Fund owned approximately 0.19% of VanEck Merk Gold Trust ETF. The Adviser has agreed to waive fees in an amount equal to the fee it receives from VanEck Merk Gold Trust ETF based on the Fund’s investment in VanEck Merk Gold Trust ETF
(NYSE:OUNZ). For the perio d ended September 30, 2021 , the Adviser waived fees of $2,130 for the Fund.

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2021 , were as follows:
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of activity for the period ended September 30, 2021 for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the period ended September 30, 2021 , was limited to forward currency contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities for the Fund as of September 30, 2021 :
Realized and unrealized gains and losses on derivatives contracts during the period ended September 30, 2021, by the Fund are recorded in the following locations on the Statement of Operations:
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the Fund to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty. Collateral terms are contract specific for forward currency contracts. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third party custodian under a tri-party arrangement that enables the Fund to take control of such collateral in the event of a counterparty default.
ISDA Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Under the Fund’s separate and distinct ISDA Agreements for forward currency contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts. An election to terminate early could be material to the financial statements.
In limited circumstances, the ISDA Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may
Purchases Sales
$ 9,943,535 $ 3,463,701
Forward Currency Contracts $ 315,540,466
Location:
Currency
Contracts
Asset derivatives:
Unrealized gain on forward currency contracts $ 1 1,984
Liability derivatives:
Unrealized loss on forward currency contracts $ 158,129
Location:
Currency
Contracts
Net realized gain (loss) on:
Foreign currency transactions $ (28,423)
Net change in unrealized appreciation (depreciation) on:
Foreign currency translations (58,938)

be segregated with a third party custodian. The gross fair value of OTC derivative instruments, amounts available for offset, collateral received or pledged and net exposure by instrument as of period end, is disclosed below.
The following table presents, as of September 30, 2021, the gross and net derivative assets and liabilities that are netted on the statement of assets and liabilities or that are subject to a master netting agreement. The table also presents information about the related collateral amounts.
Note 7. Federal Income Tax
As of September 30, 2021 , the cost for federal income tax purposes is substantially the same for financial statement purposes and the components of net unrealized appreciation was as follows:
As of March 31, 2021 , accumulated loss on a tax basis were as follows:
The difference between components of accumulated loss on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to grantor trust adjustments and forward contracts.
As of March 31, 2021 , the Fund had $521,510 in short term capital loss carryforwards and $7,967,067 available in long term capital loss carry forwards that have no expiration date.
Note 8. Underlying Investments in Other Pooled Investment Vehicles
The Fund currently invests a portion of its assets in the VanEck Merk Gold Trust ETF. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders.
The performance of the Fund may be directly affected by the performance of the VanEck Merk Gold Trust ETF. The financial statements of the VanEck Merk Gold Trust ETF, including the schedule of investments, can be found at the Merk Funds website www.merkfunds.
com , or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2021 the percentage of the Fund’s net assets invested in the VanEck Merk Gold Trust ETF was 1 . 9% .
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Gross Asset (Liability) as
Presented in the Statements
of Assets and Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Merk Hard Currency Fund
Assets:
Over-the-counter derivatives** $ 11,984 $ – $ – $ 11,984
Liabilities:
Over-the-counter derivatives** $ (158,129) $ 158,129 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.
Gross Unrealized Appreciation
$ 682,042
Gross Unrealized Depreciation
(1,054,821)
Net Unrealized Depreciation
$ (372,779)
Capital and
Other Losses
Unrealized
Appreciation Total
$ (8,488,577) $ 1,276,983 $ (7,211,594)

13

Investment Advisory Agreement Approval
At the June 11, 2021 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the
Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the
Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the
Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the
Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund’s investments, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index and to a peer group of funds identified by Broadridge Financial Solutions, Inc.
(“Broadridge”) as having characteristics similar to the Fund.
The Board observed that the Fund outperformed its primary benchmark index, the JPMorgan 3-Month Global Cash Index, for the one-
and 10-year periods ended March 31, 2021, and for the period since the Fund’s inception on May 10, 2005, and underperformed the primary benchmark for the three- and five-year periods ended March 31, 2021. The Board noted the Adviser’s representation that the
Fund’s underperformance relative to its primary benchmark index during the noted periods could be attributed, at least in part, to the
Fund’s mix of currency exposures compared to those of the benchmark.
The Board also considered the Fund’s performance relative to its Broadridge peer group. In this regard, the Board noted the Adviser’s representation that there are important differences between the investment strategy of the Fund and the investment strategy of the one other fund in the Broadridge peer group, including that the Fund focuses on currencies of the G-10 and Singapore, whereas the
Broadridge peer fund’s strategy focused more on Brazil and emerging market currencies. The Board noted that the unique nature of the
Fund’s investment strategy resulted in a limited universe of comparable funds. At the suggestion of the Adviser, the Board also considered the performance of the Fund to the performance of the Inverse U.S. Dollar Index, which the Adviser believed to be more closely aligned with the strategy of the Fund than the peer fund included in the Broadridge peer group. The Board observed that the Fund outperformed the Inverse U.S. Dollar Index for the one-year period ended March 31, 2021, and underperformed Index for the three- and five-year periods ended March 31, 2021. The Board also noted the Adviser’s representation that current market factors, including current global reflationary environment, were indicative of a potential decline in the U.S. Dollar, which should benefit the Fund.
ADDITIONAL INFORMATION
September 30, 2021

Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios the Fund’s Broadridge peer group. The Board observed that the Adviser’s actual advisory fee rate and actual total expense ratios were each higher than the median of the Broadridge peers. The Board noted, however, that the Fund operates pursuant to unified advisory fee agreement. Under this agreement, the Adviser pays substantially all service provider fees in connection with the management and operation of the Fund (with certain exceptions) from the single, all-inclusive management fee. The Board noted the Adviser’s representation that the Broadridge peer fund did not employ a unified fee structure and therefore a direct advisory fee comparison is not meaningful. Based on the unified nature of the fee and expense arrangements and the Adviser’s discussion of the aggregate costs and profitability of the Adviser’s mutual fund activities, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was within the range of reasonable fees.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund and noted the Adviser’s representation that, it does not allocate its expenses to specific products. The Board noted the Adviser’s representation, however, that administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, including the Adviser’s discussion of the aggregate costs and profitability of the Adviser’s mutual fund activities, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the Adviser’s unitary fee structure. The Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale in the future as assets grow, but the Adviser was not proposing breakpoints or changes in fees at this time in light of the Fund’s low level of assets under management. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in renewing the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, as a result of the Adviser’s management of the Fund, it may benefit from increased public exposure, possibly leading to increased business that is unrelated to the Fund. Based on the foregoing representations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”)
under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.

The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through
June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the U.S. Securities and Exchange Commission’s
(the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2021 through September 30, 2021.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 975.92 $ 6.54 1.32%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.45 $ 6.68 1.32%
Institutional Shares
Actual $ 1,000.00 $ 977.37 $ 5.30 1.07%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.70 $ 5.42 1.07%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Merk Hard Currency Fund
®
P.O. BOX 588
PORTLAND, ME 04112
208-SAR-0921
INVESTMENT ADVISER
Merk Investments LLC
555 Bryant Street #455
Palo Alto, CA 94301
www.merkfunds.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/23/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/23/2021

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	11/23/2021